UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06625
The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
Registrant’s telephone number, including area code: (213) 625-1900
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

Cash Reserves Money Market Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (28%) (a)
15,000,000	FHLB Disc Note, 5.30%, 3/19/08	14,998
10,000,000	FHLMC Disc Note, 5.01%, 10/16/07	9,894
10,000,000	FHLMC Disc Note, 5.00%, 12/21/07	9,802
10,000,000	FHLB Disc Note, 5.35%, 7/30/08	10,000
10,000,000	FHLB, 5.25%, 8/16/07	10,000
10,000,000	FHLMC Disc Note, 5.17%, 3/26/08	9,998
15,000,000	FHLMC Disc Note, 5.36%, 3/27/08	15,000
10,000,000	FHLMC Disc Note, 5.06%, 3/31/08	9,663
2,536,000	FHLMC Disc Note, 5.08%, 4/28/08	2,440
5,000,000	FHLMC Disc Note, 5.06%, 6/13/08	4,780
5,000,000	FHLMC, 4.00%, 8/17/07	4,997
20,000,000	FNMA, 5.22%, 9/19/07	19,860
10,000,000	FNMA, 4.85%, 9/28/07	9,922
10,000,000	FNMA, 5.09%, 12/19/07	9,801
20,000,000	FNMA, 5.16%, 1/16/08	19,525
5,000,000	FNMA, 4.96%, 2/29/08	4,854
5,000,000	FNMA, 5.03%, 4/25/08	4,815

		170,349

Investment Company (1%)
3,475,422	Dreyfus Treasury Cash Management Fund	3,475

Total (Cost — $173,824) (29%)		173,824

Repurchase Agreements (71%)
91,200,000	Morgan Stanley Tri Party, 5.26%, 8/1/07	91,200
55,000,000	Goldman Sachs Tri Party, 5.26%, 8/3/07	55,000
50,000,000	Lehman Tri Party, 5.24%, 8/2/07	50,000
60,000,000	Barclays Tri Party, 5.24%, 8/7/07	60,000
50,000,000	Citigroup Tri Party, 5.24%, 8/15/07	50,000
60,000,000	Bank of America Tri Party, 5.26%, 8/6/07	60,000
65,000,000	JP Morgan Tri Party, 5.23%, 8/1/07	65,000

Total Repurchase Agreements (Cost — $431,200)		431,200

Total Investments (Cost — $605,024)		605,024
Liabilities in excess of Other Assets (0%)		(1,136)

Net Assets (100%)		$603,888

(a)	Discount rate at time of purchase

Limited Maturity Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (22%)
342,699	Asset Backed Funding Certificates, 5.63%, 4/25/34	$342
750,000	Bank of America Credit Card Trust, 5.55%, 3/15/12	747
541,305	CNH Equipment Turst, 4.02%, 4/15/2009	539
2,943,173	Countrywide Asset-Backed Certificates, 5.61%, 4/25/37	2,943
250,000	Countrywide Asset-Backed Certificates, 6.02%, 4/25/37	247
300,000	Countrywide Asset-Backed Certificates, 6.22%, 11/25/2037	259
1,000,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	1,001
2,300,000	GE Capital Credit Card Master Note Trust, 5.52%, 6/15/11	2,302
500,000	GE Capital Credit Card Master Note Trust, 5.56%, 9/15/12	500
2,900,000	GMAC Mortgage Corp. Loan Trust, 5.47%, 2/25/36	2,896
375,000	Greene King Finance PLC, 6.23%, 6/15/31	756
894,837	Harley-Davidson Motorcycle Trust, 4.30%, 5/15/10	892
375,000	JP Morgan Mortgage Acquisition Corp., 2007-CH3 M5, 6.02%, 3/1/37	333
658,728	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	563
500,000	Morgan Stanley ABS Capital I, 5.87%, 5/25/37	434
2,938,882	Novastar Home Equity Loan, 5.42%, 3/25/37	2,937
750,000	Option One Mortgage Loan Trust, 5.82%, 6/25/37	659
1,596,135	Sierra Receivables Funding Co. 144A, 5.47%, 3/20/19 (b)	1,595
212,425	USAA Auto Owner Trust, 3.16%, 2/17/09	212
481,542	W&DB Issuer PLC, 6.56%, 7/15/20	973
2,420,387	Wachovia Asset Securitization, Inc. 144A, 5.46%, 7/15/37 (b)	2,415
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	601
1,990,169	Whole Auto Loan Trust, 2.58%, 3/15/10	1,971
1,552,781	World Omni Auto Receivables Trust, 2.87%, 11/15/10	1,545

		27,662

Corporate (32%)
2,050,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	2,052
2,000,000	Bear Stearns Co., 5.585%, 1/31/11	1,971
2,250,000	Centex Corp., 5.606%, 8/1/07	2,250
2,000,000	CIT Group Inc., 5.47%, 6/8/09	1,990
1,400,000	Comcast Corp., 5.656%, 7/14/09	1,397
1,675,000	CVS Caremark Corp., 5.66%, 6/1/10	1,676
500,000	DaimlerChrysler NA Holding, 5.71%, 3/13/09	500
2,000,000	DaimlerChrysler NA Holding, 5.81%, 8/3/09	2,005
2,000,000	Deutsche Telekom International Finance, 5.54%, 3/23/09	2,003
2,750,000	Dominion Resources Inc., 5.66%, 9/28/07	2,750
1,145,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	1,148
1,630,000	Gannett Co., 5.56%, 5/26/09	1,630
1,800,000	General Mills Inc., 5.49%, 1/22/10	1,799
1,250,000	Masco Corp., 5.655%, 3/12/10	1,238
991,425	Preferred Term XXIII 144A, 6.09%, 12/22/36 (b)	990
1,345,000	Republic of Chile, 5.76%, 1/28/08	1,346
1,490,000	Safeway Inc., 5.71%, 3/27/09	1,491
1,400,000	Sprint Nextel Corp., 5.76%, 6/28/10	1,399
2,000,000	Telecom Italia Capital, 5.97%, 7/18/11	2,008
1,500,000	Telefonica Emisiones, 5.665%, 6/19/09	1,497
1,500,000	Time Warner Inc., 5.59%, 11/13/09	1,501
1,500,000	Transocean, Inc., 5.565%, 9/5/08	1,500
1,150,000	TXU Electric Delivery 144A, 5.735%, 9/16/08 (b)	1,151
1,375,000	United Mexican States, 6.06%, 1/13/09	1,381

		38,673

Mortgage Backed (43%)
3,000,000	Arkle Master Issuer Plc 144A, 5.41%, 8/17/11 (b)	2,998
750,000	Arkle Master Issuer Plc 144A, 5.74%, 2/17/52 (b)	748
74,886	Bear Stearns Alt-A Trust, 7.114%, 3/25/34	75
555,000	Broadgate Financing PLC, 6.481%, 1/5/20	1,118
2,185,656	FHARM, 5.583%, 2/1/34	2,201
662,142	FHR 2759 AU, 3.50%, 5/15/19	659
363,937	FNMA 613633, 6.56%, 10/1/26	367
4,098,801	FNMA 849088, 7.021%, 11/1/35	4,201
2,627,675	FNMA 865488, 7.066%, 2/1/36	2,693
4,394,012	FNMA ARM, 6.325%, 2/25/44	4,445

Limited Maturity Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

31,477	FNR 2003-11 GF, 5.47%, 2/25/18	31
1,569,676	GNR 02-48 FT, 5.52%, 12/16/26	1,578
558,482	GNR 99-43 FA, 5.77%, 11/16/29	564
750,000	Grace Church Mortgage Financing PLC 144A, 5.74%, 11/20/56 (b)	749
2,050,000	Granite Master Issuer, 5.44%, 12/20/24	2,050
850,000	Granite Master Trust PLC, 5.79%, 12/17/54	848
3,153,622	Harborview Mortgage Loan Trust, 5.082%, 1/19/35	3,147
400,000	Holmes Master Issuer Plc 144A, 5.75%, 7/15/40 (b)	399
465,266	Homebanc Mortgage Trust, 5.75%, 8/25/29	465
130,000,000	JLOC, 0.99%, 1/15/15	1,089
700,000	Permanent Master Issuer Plc, 5.76%, 7/17/42	699
2,347,440	Puma Finance Ltd. 144A, 5.55%, 8/9/35 (b)	2,351
615,163	Sequoia Mortgage Trust, 5.72%, 10/20/27	616
581,056	Structured ARM Loan Trust, 7.45%, 9/25/34	590
1,324,416	Structured Asset Mortgage Investments Inc., 5.55%, 7/25/36	1,328
1,289,709	Structured Asset Mortgage Investments Inc., 6.93%, 7/25/32	1,302
1,551,099	Structured Asset Mortgage Investments Inc., 6.94%, 2/25/36	1,559
3,392,147	Structured Asset Mortgage Investments Inc., 7.65%, 12/27/35	3,443
2,082,444	Structured Asset Mortgage Investments Inc., 7.73%, 5/25/36	2,115
1,933,439	Washington Mutual, 5.86%, 11/25/36	1,932
3,888,435	Washington Mutual, 5.91%, 5/25/46	3,888
2,745,929	Washington Mutual, 5.96%, 5/25/46	2,742

		52,990

Commercial Paper (2%)
1,800,000	DNSKEC, 5.26%, 8/20/07 (c)	1,795
Investment Company (1%)
1,181,725	Cash Reserves Money Market Fund *	1,182

Total (Cost — $122,706) (a) (100%)		122,302
Other Assets, net of Liabilities ( 0%)		377

Net Assets (100%)		$122,679

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$168
Unrealized depreciation	(572)

Net unrealized depreciation	$(404)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Discount rate at time of purchase.
Open Swap Contracts (000s)

	Expiration	Notional	Unrealized
Contract Type	Date	Principal	Depreciation

Interest Rate Swap (5.50%)	Jun-11	$590	$(6)
Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	Depreciation
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
8/8/2007	British Pound (Sell 1,439)	2.0316	$2,923	$(29)
8/8/2007	Japanese Yen (Sell 130,000)	118.9139	1,093	(26)

				$(55)

Short Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (26%)
6,715,000	Americredit Automobile Receivables Trust, 5.42%, 8/8/11	$6,736
3,000,000	Bank One Issuance Trust, 3.35%, 3/15/11	2,953
5,250,000	Bank One Issuance Trust, 3.45%, 10/15/11	5,126
3,400,000	Capital Auto Receivables Asset Trust 144A, 5.31%, 10/20/09 (b)	3,400
3,600,000	Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)	3,602
8,255,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	8,121
8,000,000	Capital One Prime Auto Receivables Trust, 4.94%, 7/15/12	7,966
6,100,000	Carmax Auto Owner Trust, 5.14%, 11/15/11	6,100
2,400,000	Chase Manhattan Auto Owner Trust, 5.11%, 4/15/14	2,399
2,300,000	Chase Manhattan Auto Owner Trust, 5.13%, 5/16/11	2,299
6,000,000	CNH Equipment Trust, 3.48%, 9/15/11	5,934
6,600,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	6,512
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	3,982
9,270,000	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	9,091
4,490,000	Wachovia Auto Loan Owner Trust 144A, 5.08%, 4/20/12 (b)	4,483

		78,704

Corporate (18%)
1,140,000	Abbott Laboratories, 5.375%, 5/15/09	1,142
235,000	Allegheny Energy Supply, 7.80%, 3/15/11	241
886,500	AMC Entertainment Inc., 4.99%, 1/26/13	855
140,000	Ball Corp., 6.875%, 12/15/12	139
4,805,000	Bellsouth Corp., 4.20%, 9/15/09	4,699
4,600,000	Citigroup Inc., 3.625%, 2/9/09	4,498
750,000	Clear Channel Communication, 4.25%, 5/15/09	709
2,980,000	CSX Corp., 6.25%, 10/15/08	2,998
673,313	Dean Foods Co., 6.86%, 4/2/14	641
518,182	DRS Technologies Inc., 6.86%, 1/1/13	510
490,909	DRS Technologies Inc., 6.86%, 1/1/13	484
199,432	DRS Technologies, 6.82%, 1/1/13	196
745,000	Echostar DBS Corp., 5.75%, 10/1/08	739
800,000	Ford Motor Credit Co., 7.25%, 10/25/11	731
3,850,000	Gannett Co. Inc., 4.125%, 6/15/08	3,803
3,000,000	General Electric Capital Corp., 4.25%, 9/13/10	2,916
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	774
190,476	Georgia Pacific, 7.11%, 12/20/12	183
1,523,810	Georgia Pacific, 7.34%, 12/20/12	1,463
160,476	Georgia Pacific, 7.34%, 12/20/12	154
95,238	Georgia Pacific, 7.34%, 12/20/12	91
495,000	Ineos Group Holdings Plc, 4.975%, 2/1/14	483
495,000	Ineos Group Holdings Plc, 5.025%, 2/1/15	483
693,006	Jarden Corp., 7.11%, 1/24/12	679
700,000	KB Home, 8.625%, 12/15/08	707
3,580,000	Merrill Lynch & Co., 4.831%, 10/27/08	3,542
740,000	MGM Mirage Inc., 6.00%, 10/1/09	725
229,660	Nalco Chemical Co., 7.07%, 11/4/10	225
142,892	Nalco Chemical Co., 7.07%, 11/4/10	140
208,151	Nalco Chemical Co., 7.12%, 11/4/10	204
34,692	Nalco Chemical Co., 9.00%, 11/4/10	34
292,000	PSEG Energy Holdings, 8.625%, 2/15/08	295
745,000	Royal Caribbean Cruises, 7.00%, 10/15/07	746
3,592,000	SLM Corp., 4.00%, 1/15/09	3,474
6,425,000	SLM Corp., 5.50%, 7/27/09	6,218
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	724
2,350,000	Sprint Capital Corp., 6.375%, 5/12/09	2,378
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,330
1,000,000	Windstream Corp., 6.86%, 7/17/13	970

		54,323

Mortgage Backed (52%)
7,815,650	Adjustable Rate Mortgage Trust, 5.962%, 3/25/37	7,843
4,443,597	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	4,340
3,450,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	3,364
1,480,000	Bank of America Commercial Mortgage Inc., 4.764%, 7/10/45	1,452
5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,279
4,480,000	CS First Boston Mortgage Securities Corp., 5.017%, 8/15/38	4,422
8,952,824	FH 1H2665 ARM, 5.71%, 11/1/36	8,943
7,516,743	FH 1J0224 ARM, 5.645%, 1/1/37	7,499
5,327,335	FH 782784 ARM, 4.384%, 10/1/34	5,251
8,920,276	FHARM, 5.392%, 3/1/2036	8,852

Short Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

3,721,426	FHR 2891 LN, 4.25%, 6/15/24	3,672
7,577,788	FNMA 1Q0025, 5.19%, 2/1/36	7,487
2,329,767	FNMA 708229 ARM, 4.265%, 4/1/33	2,346
1,802,942	FNMA 743821 ARM, 4.710%, 11/1/33	1,795
1,374,666	FNMA 755867 ARM, 4.27%, 12/1/33	1,360
2,427,989	FNMA 790762 ARM, 5.079%, 9/1/34	2,422
3,534,313	FNMA 790764 ARM, 4.887%, 9/1/34	3,515
3,245,002	FNMA 794792 ARM, 5.085%, 10/1/34	3,236
2,816,273	FNMA 794797 ARM, 4.75%, 10/1/34	2,785
4,850,000	GE Capital Commercial Mortgage Corp., 4.35%, 6/10/48	4,730
2,680,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	2,679
4,433,884	GSR Mortgage Loan Trust, 4.768%, 9/25/34	4,392
9,040,247	Harborview Mortgage Loan Trust, 5.314%, 11/25/35	8,976
1,597,170	Indymac Indx Mortgage Loan Trust, 5.717%, 10/25/34	1,605
1,865,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.851%, 8/15/42	1,833
6,200,000	LB-UBS Commercial Mortgage Trust, 4.21%, 11/15/27	6,095
3,022,702	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	2,982
3,276,877	MLCC Mortgage Investors, Inc., 4.72%, 12/25/34	3,263
3,554,311	MLCC Mortgage Investors, Inc., 5.40%, 2/25/36	3,550
518,698	Morgan Stanley Mortgage Loan Trust, 7.13%, 7/25/34	525
492,329	Provident Funding Mortgage Loan Trust, 4.05%, 4/25/34	485
966,685	Sequoia Mortgage Trust, 5.72%, 10/20/27	969
1,164,990	Structured ARM Loan Trust, 5.23%, 10/25/34	1,164
3,957,698	Structured ARM Loan Trust, 5.34%, 8/25/34	3,947
6,946,254	Structured ARM Loan Trust, 5.38%, 5/25/35	6,967
1,430,374	Structured Asset Mortgage Investments Inc., 7.22%, 10/19/34	1,440
5,204,998	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	5,087
4,360,000	Wachovia Bank Commerical Mortgage Trust, 5.00%, 7/15/41	4,310
8,267,464	Washington Mutual Pass-Through Certificates, 5.901%, 6/28/37	8,281

		159,143

U.S. Government Agency (4%)
11,000,000	FHLB Disc Note, 5.14%, 8/22/07 (c)	10,967
300,000	FNMA Disc Note, 5.15%, 8/15/07	299

		11,266

Investment Company (1%)
3,878,106	Cash Reserves Money Market Fund *	3,878

Total (Cost — $309,498) (a) (100%)		307,314
Other Assets, net of Liabilities (0%)		937

Net Assets (100%)		$308,251

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$219
Unrealized depreciation	(2,403)

Net unrealized depreciation	$(2,184)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Discount rate at time of purchase
Open Swap Contracts (000s)

	Expiration	Notional	Unrealized
Contract Type	Date	Principal	Appreciation

Interpublic Group Credit Default Swap	Jun-08	$920	$9
Unisys Credit Default Swap	Dec-07	1,000	5

			$14

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
contracts	Contract Type	Date	(000s)	(000s)

69	U.S. Treasury 2 Year Note Future	Sep-07	$14,141	$64

U.S. Government Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (38%)
1,265,513	FH 1B2420 ARM, 5.086%, 11/1/35	$1,253
1,385,332	FH 1H2665 ARM, 5.71%, 11/1/36	1,384
1,315,430	FH 1J0224 ARM, 5.645%, 1/1/37	1,312
1,065,085	FH 1J1279 ARM, 5.858%, 4/1/36	1,069
1,315,804	FH 1K0030 ARM, 5.981%, 7/1/36	1,324
1,529,190	FHARM, 5.392%, 3/1/2036	1,517
1,237,820	FHLMC 1Q0232 ARM, 5.467%, 12/1/36	1,231
364,105	FHLMC 2659, 3.00%, 12/15/21	360
432,358	FHLMC, 5.125%, 10/15/15	430
109,101	FHR 2676 KM, 3.50%, 12/15/13	109
438,125	FHR 2891 LN, 4.25%, 6/15/24	432
682,001	FNMA 1Q0025, 5.19%, 2/1/36	674
894,574	FNMA 708229 ARM, 4.265%, 4/1/33	901
1,048,222	FNMA 743821 ARM, 4.710%, 11/1/33	1,044
1,046,307	FNMA 745621 ARM, 5.63%, 5/1/36	1,051
736,428	FNMA 755867 ARM, 4.27%, 12/1/33	729
275,490	FNMA 790762 ARM, 5.079%, 9/1/34	275
400,798	FNMA 790764 ARM, 4.887%, 9/1/34	399
478,953	FNMA 794792 ARM, 5.085%, 10/1/34	478
416,242	FNMA 794797 ARM, 4.75%, 10/1/34	412
458,155	FNMA 843045 ARM, 5.042%, 9/1/35	457
912,321	FNMA 850120 ARM, 5.308%, 10/1/35	908
1,286,787	FNMA 870906 ARM, 5.582%, 12/1/36	1,284
1,277,042	FNMA 878544 ARM, 5.35%, 3/1/36	1,268
1,408,666	FNMA 887019 ARM, 5.871%, 6/1/36	1,417
780,817	FNMA 905694 ARM, 5.855%, 12/1/36	785
697,552	GNMA, 0.00%, 9/16/34	582

		23,085

U.S. Government Agency (20%)
1,300,000	FHLB, 4.875%, 5/14/10	1,296
2,500,000	FHLB, 5.20%, 11/14/08	2,500
1,250,000	FHLB, 5.38%, 11/20/09	1,250
1,000,000	FHLMC, 5.25%, 11/20/09	999
1,000,000	FHLMC, 5.375%, 2/8/10	999
1,500,000	FNMA, 5.125%, 12/18/09	1,497
1,400,000	FNMA, 5.20%, 3/26/10	1,398
2,500,000	FNMA, 5.50%, 7/9/10	2,501

		12,440

U.S. Treasury (37%)
6,148,000	U.S. Treasury Note, 3.875%, 9/15/10	6,026
2,000,000	U.S. Treasury Note, 4.375%, 12/15/10	1,989
5,700,000	U.S. Treasury Note, 4.50%, 11/30/11	5,679
700,000	U.S. Treasury Note, 4.63%, 12/31/11	700
2,600,000	U.S. Treasury Note, 4.75%, 1/31/12	2,617
1,300,000	U.S. Treasury Note, 4.75%, 3/31/11	1,308
1,800,000	U.S. Treasury Note, 4.875%, 5/31/09	1,809
2,800,000	U.S. Treasury Note, 4.875%, 6/30/12	2,832

		22,960

Investment Company (4%)
2,216,581	Cash Reserves Money Market Fund *	2,217

Total (Cost — $60,743 ) (a) (99%)		60,702
Other Assets, net of Liabilities (1%)		453

Net Assets (100%)		$61,155

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$139
Unrealized depreciation	(180)

Net unrealized depreciation	$(41)

GNMA Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (144%)
619,481	FH 780444 ARM, 5.532%, 3/1/33	623
1,746,667	FH 782784 ARM, 4.384%, 10/1/34	1,722
1,191,286	FN 665367 ARM, 6.679%, 8/1/32	1,204
1,316,558	FNMA ARM, 6.325%, 2/25/44	1,332
4,282,956	FNR 06-101 FE, 5.57%, 10/25/36	4,289
2,000,000	FNR 06-27 BF, 5.62%, 4/25/36	2,001
430,668	G2 2591 30YR, 7.00%, 5/20/28	449
4,274,037	G2 3515 30YR, 5.50%, 2/20/34	4,162
3,500,989	G2 3584 30YR, 6.00%, 7/20/34	3,500
3,623,132	G2 3599 30YR, 6.50%, 8/20/34	3,695
2,901,379	G2 3711 30YR, 5.50%, 5/20/35	2,824
4,383,231	G2 3772 30YR, 5.00%, 10/20/35	4,154
8,090,240	G2 3785 30YR, 5.00%, 11/20/35	7,668
4,327,573	G2 3805 30YR, 5.00%, 1/20/36	4,098
4,416,088	G2 3891 30YR, 6.50%, 8/20/36	4,492
1,232,598	G2 80013 ARM, 6.125%, 11/20/26	1,247
1,219,174	G2 80029 ARM, 6.375%, 1/20/27	1,232
561,857	G2 8006 ARM, 5.75%, 7/20/22	568
917,458	G2 80134 ARM, 6.125%, 11/20/27	927
333,480	G2 80346 ARM, 6.125%, 11/20/29	337
2,314,825	G2 8041 ARM, 5.75%, 8/20/22	2,340
695,266	G2 80507 ARM, 5.375%, 4/20/31	704
1,477,171	G2 80546 ARM, 6.00%, 10/20/31	1,492
1,364,716	G2 80611 ARM, 5.38%, 6/20/32	1,380
687,930	G2 80612 ARM, 5.50%, 6/20/32	698
351,324	G2 8062 ARM, 6.125%, 10/20/22	355
1,146,302	G2 81018 ARM, 6.00%, 8/20/34	1,155
318,443	G2 8121 ARM, 6.375%, 1/20/23	322
2,579,582	G2 81220 ARM, 4.5%, 1/20/35	2,565
3,241,977	G2 81318 ARM, 4.50%, 4/20/35	3,233
435,058	G2 8228 ARM, 5.75%, 7/20/23	440
402,960	G2 8301 ARM, 6.125%, 10/20/23	406
773,981	G2 8302 ARM, 6.125%, 10/20/23	781
443,588	G2 8339 ARM, 6.125%, 12/20/23	447
442,808	G2 8595 ARM, 6.375%, 2/20/25	448
276,373	G2 8855 ARM, 6.125%, 10/20/21	279
316,667	G2 8867 ARM, 6.125%, 11/20/21	320
2,304,018	G2 8991 ARM, 6.125%, 10/20/26	2,328
34,150,000	G2SF 5.50%, 30Y TBA (b)	33,158
643,934	GN 582100 30YR, 7.50%, 4/15/32	674
72,664	GN 592286 30YR, 7.50%, 1/15/33	76
3,879,035	GN 603068 30 YR, 5.00%, 8/15/33	3,704
3,763,980	GN 605099 30YR, 5.50%, 3/15/34	3,674
6,219,706	GN 616826 30YR, 5.50%, 1/15/35	6,067
850,565	GN 658144 15YR, 6.50% 10/15/21	868
1,762,224	GN 658148 15YR, 6.50% 11/15/21	1,798
280,756	GN 780619 15YR, 7.00%, 8/15/12	289
294,650	GN 780853 15YR, 9.00%, 1/15/10	298
790,972	GN 781324 30YR, 7.00%, 7/15/31	826
574,795	GN 781445 30YR, 8.00%, 11/15/31	610
2,550,286	GN 781527 30YR, 6.00%, 11/15/32	2,554
8,505,679	GNMA 3747 30YR, 5.00%, 8/1/05	8,061
5,872,649	GNMA, 0.00%, 9/16/34	4,904
2,854,237	GNR 00-22 FG, 5.52%, 5/16/30	2,856
27,300	GNR 00-26 F, 5.72%, 6/20/30	27
1,026,066	GNR 00-26 FA, 5.87%, 9/20/30	1,028
566,371	GNR 00-9 FH, 5.82%, 2/16/30	573
607,466	GNR 01-19 F, 5.82%, 5/16/31	611
128,996	GNR 01-33 F, 5.77%, 7/20/31	130

GNMA Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

4,297,411	GNR 01-47 FA, 5.72%, 9/16/31	4,325
3,161,845	GNR 01-59 FA, 5.72%, 11/16/24	3,192
1,554,501	GNR 02-11 FJ, 5.82%, 2/20/32	1,572
1,712,474	GNR 02-13 FA, 5.82%, 2/16/32	1,732
567,567	GNR 02-24 FA, 5.82%, 4/16/32	573
465,646	GNR 02-4 FY, 5.77%, 1/16/32	470
4,429,269	GNR 02-48 FT, 5.52%, 12/16/26	4,452
4,950,744	GNR 02-76 F, 5.52%, 1/16/31	4,964
708,420	GNR 02-76 FY, 5.62%, 12/16/26	711
1,111,783	GNR 03-97 DU, 4.00%, 9/16/25	1,100
2,451,180	GNR 06-47 FA, 5.52%, 8/16/36	2,447
2,763,711	GNR 06-62 FB, 5.48%, 11/20/36	2,761
1,779,810	GNR 99-40 FE, 5.87%, 11/16/29	1,799
748,134	GNR 99-43 FA, 5.77%, 11/16/29	756
2,251,688	GNR 99-45 FC, 5.72%, 12/16/29	2,268
2,702,025	GNR 99-45 FH, 5.77%, 12/16/29	2,725
3,745,582	GNR, 5.57%, 8/16/34	3,752
4,000,000	GNSF 5.00%, 30Y TBA (b)	3,809
9,000,000	GNSF 5.50%, 30Y TBA (b)	8,767
25,400,000	GNSF 6.00%, 30Y TBA (b)	25,360
7,400,000	GNSF 6.50%, 30Y TBA (b)	7,530

		228,068

U.S. Government Agency (4%)
2,860,000	FHLMC Disc Note, 5.11%, 8/8/07 (c)	2,857
3,620,000	FNMA, 5.15%, 8/7/07	3,617
200,000	FNMA, 4.84%, 2/13/08	195

		6,669

Investment Company (1%)
1,634,886	Cash Reserves Money Market Fund *	1,635

Total (Cost — $239,040) (a) (149%)		236,372
Liabilities in excess of Other Assets (-49%)		(78,201)

Net Assets (100%)		$158,171

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$174
Unrealized depreciation	(2,842)

Net unrealized depreciation	$(2,668)

(b)	Security purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase.
Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Depreciation
Contracts	Contract Type	Date	(000s)	(000s)

150	U.S. Treasury 2 Year Note Future	Sep-07	$30,740	$(156)

Core Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (4%)
439,270	Ameriquest Mortgage Securities Inc., 5.53%, 3/25/35	439
1,092,570	Centex Home Equity, 5.49%, 3/25/35	1,093
9,904,957	Countrywide Home Equity Loan Trust, 5.46%, 1/15/37	9,876
5,317,808	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	5,326
600,000	GE Capital Credit Card Master Note Trust, 5.58%, 9/15/10	600
3,373,424	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,504
114,541	Residential Asset Securities Corp., 5.51%, 5/25/34	115
140,609	Sequoia Mortgage Trust, 5.72%, 10/20/27	141
8,248,828	Washington Mutual, 5.77%, 12/1/36	8,241

		29,335

Corporate (35%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	1,949
3,872,000	America Movil SA de CV 144A, 5.466%, 6/27/08 (b)	3,868
1,154,000	American Electric Power, 5.375%, 3/15/10	1,153
2,220,000	Amgen Inc. 144A, 5.85%, 6/1/2017 (b)	2,184
1,492,000	Anadarko Finance Co., 6.75%, 5/1/11	1,547
703,000	Anadarko Finance Co., 7.50%, 5/1/31	735
3,932,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	3,936
4,262,000	AT&T Wireless, 8.125%, 5/1/12	4,695
879,000	AT&T Wireless, 8.75%, 3/1/31	1,088
2,156,000	Bank of America Corp., 3.875%, 1/15/08	2,140
1,060,000	Bank of America Corp., 4.25%, 10/1/10	1,028
4,065,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	3,715
1,589,000	BHP Finance USA, 5.25%, 12/15/15	1,520
774,000	Boston Properties Inc., 6.25%, 1/15/13	798
1,380,000	Burlington North Santa F, 5.65%, 5/1/17	1,328
2,530,000	Caterpillar Inc., 6.05%, 8/15/36	2,469
1,699,000	CBS Corp., 7.88%, 7/30/30	1,698
1,970,000	Cisco Systems Inc., 5.25%, 2/22/11	1,960
6,936,000	Citigroup Inc., 5.125%, 2/14/11	6,866
3,178,000	Citigroup, Inc., 5.50%, 2/15/17	3,065
3,349,000	CIT Group Co. of Canada, 4.65%, 7/1/10	3,258
1,928,000	Comcast Corp., 5.656%, 7/14/09	1,924
3,840,000	Comcast Corp., 6.50%, 1/15/17	3,890
2,500,000	Conoco Inc., 6.95%, 4/15/29	2,725
2,800,000	Costco Wholesale Corp., 5.50%, 3/15/2017	2,745
2,030,000	Cox Communications Inc., 5.45%, 12/15/14	1,936
2,300,000	Credit Suisse First Boston, 6.125%, 11/15/11	2,349
1,120,000	CSX Corp., 5.60%, 5/1/17	1,072
2,787,000	CVS Caremark Corp., 5.75%, 8/15/11	2,796
4,224,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	4,219
3,907,000	DaimlerChrysler NA Holding, 5.79%, 3/13/09	3,915
3,500,000	Dominion Resources Inc., 5.66%, 9/28/07	3,500
3,172,000	Donnelley & Sons, 5.625%, 1/15/12	3,147
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,671
3,400,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	3,410
3,354,000	Exelon Corp., 4.90%, 6/15/15	3,095
1,242,000	Federated Retail Holding, 5.35%, 3/15/12	1,233
1,942,000	Federated Retail Holding, 5.9%, 12/1/16	1,878
1,040,000	Fortune Brands, Inc., 5.875%, 1/15/36	934
2,200,000	General Electric Capital Corp., 5.40%, 2/15/17	2,141
4,066,000	Goldman Sachs Capital, 6.345%, 2/15/34	3,715
1,427,000	Hartford Financial Services Group, 5.375%, 3/15/17	1,375
1,579,000	Home Depot, Inc., 5.25%, 12/16/13	1,512
1,788,000	Hospira Inc., 5.84%, 3/30/10	1,793
3,969,000	Hospira Inc., 6.05%, 3/30/17	3,906
2,800,000	International Lease Finance Corp., 5.125%, 11/1/10	2,779
947,000	Intuit Inc., 5.40%, 3/15/12	932
2,402,000	Istar Financial Inc., 5.875%, 3/15/16	2,156
1,648,000	JP Morgan Chase & Co., 3.625%, 5/1/08	1,624
2,596,000	JP Morgan Chase & Co., 5.60%, 6/1/11	2,609
4,000	JP Morgan Chase & Co., 6.75%, 2/1/11	4
1,420,000	JP Morgan Chase Capital, 5.875%, 3/15/35	1,269
1,163,000	Kellogg Co., 6.60%, 4/1/11	1,209
953,000	Keyspan Corp., 7.625%, 11/15/10	1,017
1,063,000	Kinder Morgan Energy Part., 7.30%, 8/15/33	1,106
919,000	Kowloon-Canton Railway, 8.00%, 3/15/10	978
9,259,000	Kroger Co., 7.80%, 8/15/07	9,265
4,130,000	Lehman Brothers Holdings, 4.25%, 1/27/10	4,042
2,870,000	Lockheed Martin Corp., 6.15%, 9/1/36	2,862
1,550,000	Mckesson HBOC, Inc., 5.25%, 3/1/13	1,509
4,761,000	Merrill Lynch & Co., 5.45%, 7/15/14	4,624
2,400,000	MetLife Inc., 5.70%, 6/15/35	2,204
1,531,000	Midamerican Energy Holdings, 6.125%, 4/1/36	1,463
2,841,000	Morgan Stanley, 3.625%, 4/1/08	2,806
2,629,000	Morgan Stanley, 5.456%, 5/7/10	2,621
4,226,000	Motorola Inc., 4.608%, 11/16/07	4,216
2,079,000	National Rural Utilities, 4.75%, 3/1/14	1,968
2,030,000	Oracle Corp., 5.00%, 1/15/11	2,003
1,600,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,553
3,780,000	Petronas Capital Ltd., 7.875%, 5/22/22	4,498
4,957,123	Preferred Term XXIII 144A, 5.56%, 12/22/36 (b)	4,951

Core Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

13,198,625	Puma Finance Ltd. 144A, 5.43%, 2/21/38 (b)	13,186
4,334,000	Rogers Wireless Inc., 6.375%, 3/1/14	4,369
2,207,000	Safeway Inc., 7.25%, 2/1/31	2,250
3,930,000	SLM Corp., 4.00%, 1/15/09	3,801
856,000	SLM Corp., 5.45%, 4/25/11	792
20,400,000	SLM Corp., 5.50%, 7/27/09	19,743
1,700,000	Sprint Capital Corp., 6.90%, 5/1/19	1,670
1,155,000	Sprint Nextel Communications, 6.875%, 10/31/13	1,109
3,040,000	Sprint Nextel Corp., 5.76%, 6/28/10	3,037
2,840,000	Telecom Italia Capital, 4.875%, 10/1/10	2,777
3,028,000	Telecom Italia Capital, 6.00%, 9/30/34	2,670
1,940,000	Telefonica Emisiones, 5.665%, 6/19/09	1,936
1,400,000	Time Warner Cable Inc. 144A, 6.55%, 5/1/37 (b)	1,337
4,201,000	Time Warner Entertainment, 8.375%, 7/15/33	4,862
3,865,000	Time Warner Inc., 5.59%, 11/13/09	3,867
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,413
1,168,000	United Health Group, 5.375%, 3/15/16	1,125
4,810,000	Vale Overseas Ltd., 6.88%, 11/21/36	4,679
4,505,000	Valero Energy Corp., 6.875%, 4/15/12	4,703
2,600,000	Wal-Mart Stores, 5.25%, 9/1/35	2,273
1,337,000	Waste Management Inc., 7.75%, 5/15/32	1,466
1,620,000	Wellpoint Inc., 5.85%, 1/15/36	1,469
3,911,000	Western Union Co., 5.51%, 11/17/08	3,910
1,960,000	Weyerhaeuser Co., 6.75%, 3/15/12	2,010
2,655,000	Weyerhaeuser Co., 7.38%, 3/15/32	2,622
1,176,000	Wyeth, 4.375%, 3/1/08	1,168
2,702,000	Wyeth, 5.50%, 3/15/13	2,692

		275,085

Foreign Government (5%)
7,750,909	Croatia, 6.187%, 7/31/10	7,784
19,260,000	Poland Government, 6.25%, 10/24/15 (e)	7,270
3,370,000	Republic of El Salvador, 7.65%, 6/15/35	3,673
10,830,000	Republic of South Africa, 6.50%, 6/2/14	11,114
2,228,800	Russia Government International Bond, 7.50%, 3/31/30	2,434
7,050,000	United Mexican States, 6.75%, 9/27/34	7,403

		39,678

Mortgage Backed (60%)
4,183,038	Arran Residential Mortgages Funding 144A, 5.34%, 4/12/36 (b)	4,183
9,020,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	8,794
14,772,288	Bear Stearns ARM Trust, 6.02%, 6/25/47	14,652
6,427,680	Bear Stearns ARM, 5.941%, 10/25/36	6,451
13,255,257	Bear Stearns Mortgage Funding Trust, 5.52%, 9/25/36	13,210
9,371,928	Citigroup Mortgage Loan Trust Inc., 5.68%, 11/25/36	9,343
7,797,356	Countrywide Alternative Loan Trust, 5.62%, 3/25/47	7,627
2,839,615	Countrywide Alternative Loan Trust, 6.332%, 6/25/35	2,848
22,070,000	FHLB, 2.625%, 7/15/08	21,573
4,411,000	FHLMC, 5.375%, 2/8/10	4,408
16,950,000	FHLMC, 5.75%, 1/15/12	17,360
25,871,711	FN 745418, 5.50%, 4/1/36	25,051
28,000,000	FNMA 5.00%, 15Y TBA (c)	27,142
38,530,000	FNMA 5.50%, 15Y TBA (c)	38,048
20,290,000	FNMA 6.50%, 30Y TBA (c)	20,493
1,551,143	FNMA 670385, 6.50%, 9/1/32	1,582
5,874,605	FNMA 725423, 5.50%, 5/1/34	5,702
14,574,267	FNMA 725424, 5.50%, 4/1/34	14,146
3,970,910	FNMA 725425, 5.50%, 4/1/34	3,855
26,068,000	FNMA 739821, 5.00%, 9/1/33	24,590
8,643,125	FNMA 905694 ARM, 5.855%, 12/1/36	8,686
9,623,729	FNMA 905759, 5.90%, 12/1/36	9,683
4,046,048	FNMA ARM, 6.325%, 2/25/44	4,093
13,415,000	FNMA, 5.55%, 2/16/17	13,288
30,196,000	FNMA, 7.25%, 1/15/10	31,770
1,300,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	1,301
7,970,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	7,778
7,070,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	7,068
4,963,620	Interstar Millennium Trust, 5.48%, 12/8/36	4,979
7,355,415	JP Morgan Mortgage Trust, 3.75%, 11/25/33	7,303
10,100,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	9,860
5,835,406	Morgan Stanley Mortgage Loan Trust, 5.22%, 1/25/35	5,878
6,500,000	Prime Mortgage Trust, 6.00%, 3/25/37	6,168
3,688,835	Puma Finance Ltd. 144A, 5.55%, 8/9/35 (b)	3,694
15,380,080	RMAC Securities Plc 144A, 5.43%, 6/12/25 (b)	15,381
7,417,612	Structured Asset Mortgage Investments Inc., 5.55%, 7/25/36	7,440
1,979,795	Structured Asset Mortgage Investments Inc., 6.94%, 2/25/36	1,990
2,025,789	Structured Asset Mortgage Investments Inc., 7.21%, 5/25/45	2,056
2,574,263	Structured Asset Mortgage Investments Inc., 7.65%, 12/27/35	2,613
242,308	Thornburg Mortgage Securities Trust, 5.66%, 4/25/43	242
5,671,670	Thornburg Mortgage Securities Trust, 5.69%, 9/25/34	5,676
5,808,929	Wachovia Asset Securitization, Inc. 144A, 5.46%, 7/15/37 (b)	5,796
5,417,447	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	5,295
2,098,134	Washington Mutual, 4.38%, 12/25/32	2,088
3,010,367	Washington Mutual, 4.92%, 8/25/35	2,984
7,660,000	Washington Mutual, 5.26%, 1/28/36	7,615

Core Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

6,270,472	Washington Mutual, 5.95%, 8/25/35	6,285
7,381,615	Washington Mutual, 6.08%, 4/25/44	7,389
2,191,180	Wells Fargo MBS, 5.56%, 7/25/34	2,199

		467,656

U.S. Government Agency (8%)
4,000,000	FHLB, 4.875%, 5/17/17	3,849
9,100,000	FHLB Disc Note, 5.10%, 8/8/07 (d)	9,091
15,000,000	FHLMC Disc Note, 5.11%, 8/8/07 (d)	14,985
4,782,000	FNMA, 5.15%, 8/7/07	4,778
25,342,000	FNMA, 5.09%, 8/8/07	25,317

		58,020

U.S. Treasury (23%)
9,000	U.S. Treasury Bond, 6.25%, 8/15/23	10
127,000	U.S. Treasury Note, 2.625%, 5/15/08	124
38,760,000	U.S. Treasury Note, 4.00%, 2/15/15	36,949
200,000	U.S. Treasury Note, 4.00%, 8/31/07	200
14,000,000	U.S. Treasury Note, 4.50%, 4/30/12	13,935
5,295,000	U.S. Treasury Note, 4.50%, 5/15/17	5,182
23,000	U.S. Treasury Note, 4.63%, 12/31/11	23
101,250,000	U.S. Treasury Note, 4.75%, 5/31/12	101,867
1,645,000	U.S. Treasury Note, 4.875%, 5/31/09	1,653
15,505,000	U.S. Treasury Note, 4.875%, 6/30/12	15,684
364,000	U.S. Treasury Note, 5.00%, 8/15/11	370

		175,997

Investment Company (1%)
6,377,374	Cash Reserves Money Market Fund *	6,377

Total (Cost — $1,060,365) (a) (136%)		1,052,148
Liabilities in excess of Other Assets (-36%)		(277,189)

Net Assets (100%)		$774,959

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,207
Unrealized depreciation	(11,424)

Net unrealized depreciation	$(8,217)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Discount rate at time of purchase

(e)	Par in local currency
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
10/11/2007	Singapore Dollar (Buy 3,486)	1.508666	$2,310	$—
10/19/2007	Turkish Lira (Buy 2,044)	1.3109	1,559	7
8/17/2007	Poland Zloty (Sell 34,719)	2.7651	3,688	59
8/17/2007	Poland Zloty (Sell 10,695)	2.7651	3,868	58
8/17/2007	Poland Zloty (Buy 24,521)	2.7651	8,864	92

				$216

Liabilities:
7/21/2007	China Renminlbi (Buy 84,040)	7.2498	$11,592	$(40)
10/22/2007	Indonesian Rupiah (Buy 14,191,000)	9,220.0025	1,539	(15)
10/22/2007	Malaysian Ringgit (Buy 7,956)	3.4380	2,314	(12)

				$(67)

Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Asset:
Gazprom Credit Default Swap	Feb-17	$2,590	$59
Liability:
Russian Credit Default Swap	Apr-17	$3,300	$(75)

Opportunity Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (4%)
1,021,904	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	1,024
997,773	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,036
1,024,536	Washington Mutual, 5.77%, 12/1/36	1,024

		3,084

Corporate (36%)
340,000	Allied Waste North America, 6.125%, 2/15/14	312
380,000	America Movil SA de CV 144A, 5.466%, 6/27/08 (b)	380
136,000	Amerisourcebergen Corp., 5.88%, 9/15/15	130
518,138	Ameritrade Holding Corp., 6.85%, 12/31/12	508
155,000	Amgen Inc. 144A, 5.85%, 6/1/2017 (b)	152
386,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	386
401,000	AT&T Wireless, 8.125%, 5/1/12	442
212,000	AT&T Wireless, 8.75%, 3/1/31	262
209,000	Bank of America Corp., 3.875%, 1/15/08	207
100,000	Bank of America Corp., 4.25%, 10/1/10	97
384,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	351
1,297,447	Bear Stearns Mortgage Funding Trust, 5.52%, 9/25/36	1,293
410,000	Boyd Gaming Corp., 6.75%, 4/15/14	385
120,000	Burlington North Santa F, 5.65%, 5/1/17	115
235,000	Caterpillar Inc., 6.05%, 8/15/36	229
162,000	CBS Corp., 7.88%, 7/30/30	162
320,000	Chesapeake Energy Corp., 6.50%, 8/15/17	295
250,000	Cisco Systems Inc., 5.25%, 2/22/11	249
325,000	Citigroup Inc., 5.125%, 2/14/11	322
410,000	CIT Group Co. of Canada, 4.65%, 7/1/10	399
287,000	Comcast Corp., 5.656%, 7/14/09	286
361,000	Comcast Corp., 6.50%, 1/15/17	366
227,000	Conoco Inc., 6.95%, 4/15/29	247
210,000	Crown Castle Towers LLC 144A, 6.795%, 11/15/36 (b)	204
115,000	CSX Corp., 5.60%, 5/1/17	110
448,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	447
384,000	DaimlerChrysler NA Holding, 5.79%, 3/13/09	385
315,000	Dex Media Inc., 8.00%, 11/15/13	309
750,000	Dominion Resources Inc., 5.66%, 9/28/07	750
380,000	Dynegy Holdings Inc., 8.38%, 5/1/16	353
335,000	Echostar DBS Corp., 6.625%,10/1/14	312
440,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	441
340,000	Ford Motor Credit Co., 7.00%, 10/1/13	306
90,000	Fortune Brands, Inc., 5.875%, 1/15/36	81
398,000	Freescale Semiconductor, 7.11%, 12/1/13	373
210,000	General Electric Capital Corp., 5.40%, 2/15/17	204
28,787	Georgia Pacific, 7.09%, 12/20/12	28
460,597	Georgia Pacific, 7.09%, 12/20/12	442
57,575	Georgia Pacific, 7.09%, 12/20/12	55
48,507	Georgia Pacific, 7.10%, 12/20/12	47
300,000	GMAC LLC, 6.75%, 12/1/14	270
314,000	Goldman Sachs Group Inc., 5.95%, 1/15/27	286
415,000	Harrah’s Operating Co., 6.50%, 6/1/16	305
597,000	HCA Inc. Term Loan, 8.11%, 11/1/13	573
305,000	Hertz Corp., 8.875%, 1/1/14	305
178,000	Hospira Inc., 5.84%, 3/30/10	178
597,000	Idearc Inc., 7.36%, 11/1/14	578
138,000	International Lease Finance Corp., 5.125%, 11/1/10	137
400,000	Jostens IH Corp., 7.625%, 10/1/12	392
157,000	JP Morgan Chase & Co., 3.625%, 5/1/08	155
130,000	JP Morgan Chase & Co., 5.60%, 6/1/11	131
92,000	Keyspan Corp., 7.625%, 11/15/10	98
93,000	Kowloon-Canton Railway, 8.00%, 3/15/10	99
420,000	L-3 Communications Corp., 6.125%, 7/15/13	391
192,000	Lehman Brothers Holdings, 4.25%, 1/27/10	188
275,000	Lockheed Martin Corp., 6.15%, 9/1/36	274
596,992	Lyondell Chemical, 7.11%, 8/16/13	587
210,000	Merrill Lynch & Co., 6.00%, 2/17/09	212
220,000	MetLife Inc., 5.70%, 6/15/35	202
410,000	MGM Mirage Inc., 6.75%, 9/1/12	383
148,000	Midamerican Energy Holdings, 6.125%, 4/1/36	141
271,000	Morgan Stanley, 3.625%, 4/1/08	268
381,000	Morgan Stanley, 5.456%, 5/7/10	380
395,000	Nalco Co., 7.75%, 11/15/11	387
280,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	292
410,000	Omnicare Inc., 6.875%, 12/15/15	370
260,000	Oracle Corp., 5.00%, 1/15/11	257
410,000	Owens-Brockway, 6.75%, 12/1/14	377
141,000	Pacific Gas & Electric, 6.05%, 3/1/34	137
375,000	Panamsat Corp., 9.00%, 6/15/16	376
375,000	PSEG Energy Holdings, 8.50%, 6/15/11	399
527,000	Simon Property Group LP, 6.375%, 11/15/07	528
83,000	SLM Corp., 5.45%, 4/25/11	77
405,000	Smithfield Foods Inc., 7.00%, 8/1/11	393

Opportunity Bond Fund
Schedule of Investments - July 31, 2007

Principal		Value
or Shares	Security Description	(000)

157,000	Sprint Capital Corp., 6.90%, 5/1/19	154
96,000	Sprint Nextel Communications, 6.875%, 10/31/13	92
300,000	Sprint Nextel Corp., 5.76%, 6/28/10	300
320,000	Stater Brothers Holdings, 8.125%, 6/15/12	309
455,000	Sungard Data Systems Inc., 4.875%, 1/15/14	391
290,000	Sungard Data Systems Inc., 9.125%, 8/15/13	291
360,000	Telecom Italia Capital, 4.875%, 10/1/10	352
199,000	Telefonica Emisiones, 5.665%, 6/19/09	199
140,000	Time Warner Cable Inc. 144A, 6.55%, 5/1/37 (b)	134
102,000	Time Warner Entertainment, 8.375%, 7/15/33	118
381,000	Time Warner Inc., 5.59%, 11/13/09	381
375,000	United Mexican States, 6.06%, 1/13/09	377
335,000	United Rentals, 6.50%, 2/15/12	335
63,000	Vale Overseas Ltd., 6.88%, 11/21/36	61
235,000	Wal-Mart Stores, 5.25%, 9/1/35	205
170,000	Wellpoint Inc., 5.85%, 1/15/36	154
385,000	Western Union Co., 5.51%, 11/17/08	385
250,000	Weyerhaeuser Co., 6.75%, 3/15/12	256
94,000	Weyerhaeuser Co., 7.38%, 3/15/32	93
115,000	Wyeth, 4.375%, 3/1/08	114
410,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	380

		27,629

Foreign Government (3%)
950,000	Poland Government, 6.25%, 10/24/15	359
340,000	Republic of El Salvador, 7.65%, 6/15/35 (e)	371
270,000	Republic of Indonesia, 8.50%, 10/12/35 (e)	305
450,000	Republic of Panama, 6.70%, 1/26/36	446
160,000	Republic of Peru, 8.375%, 5/3/16	183
320,000	Republic of Philippines, 7.75% 1/14/31	339
360,000	Republica Orient Uruguay, 7.63%, 3/21/36	383
308,450	Russia Government International Bond, 7.50%, 3/31/30 (e)	337

		2,723

Mortgage Backed (62%)
476,549	Arran Residential Mortgages Funding 144A, 5.34%, 4/12/36 (b)	477
920,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	897
1,447,684	Bear Stearns ARM Trust, 6.02%, 6/25/47	1,436
756,198	Bear Stearns ARM, 5.941%, 10/25/36	759
916,819	Citigroup Mortgage Loan Trust Inc., 5.68%, 11/25/36	914
754,521	Countrywide Alternative Loan Trust, 5.62%, 3/25/47	738
1,381,434	Countrywide Alternative Loan Trust, 6.332%, 6/25/35	1,386
370,000	Crown Castle Towers LLC 144A, 6.65%, 11/15/36 (b)	360
1,600,000	FHLB, 2.625%, 7/15/08	1,564
519,000	FHLMC, 5.375%, 2/8/10	519
986,000	FHLMC, 5.75%, 1/15/12	1,010
2,700,000	FNMA 5.00%, 15Y TBA (c)	2,617
3,560,000	FNMA 5.50%, 15Y TBA (c)	3,516
3,520,000	FNMA 5.50%, 30Y TBA (c)	3,399
1,410,000	FNMA 6.50%, 30Y TBA (c)	1,424
353,250	FNMA 670385, 6.50%, 9/1/32	360
1,077,438	FNMA 725423, 5.50%, 5/1/34	1,046
2,710,010	FNMA 725424, 5.50%, 4/1/34	2,630
650,175	FNMA 725425, 5.50%, 4/1/34	631
3,039,056	FNMA 739821, 5.00%, 9/1/33	2,867
973,725	FNMA 905694 ARM, 5.855%, 12/1/36	979
1,092,027	FNMA 905759, 5.90%, 12/1/36	1,099
1,997,000	FNMA, 5.55%, 2/16/17	1,978
683,000	FNMA, 6.25%, 5/15/29	742
2,955,000	FNMA, 7.25%, 1/15/10	3,109
920,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	898
740,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	740
692,176	JP Morgan Mortgage Trust, 3.75%, 11/25/33	687
744,622	Morgan Stanley Mortgage Loan Trust, 5.22%, 1/25/35	750
543,000	SBA CMBS Trust 144A, 6.71%, 11/15/36 (b)	529
272,000	SBA CMBS Trust 144A, 6.90%, 11/15/36 (b)	265
226,000	SBA CMBS Trust 144A, 7.39%, 11/15/36 (b)	220
882,944	Structured Asset Mortgage Investments Inc., 5.55%, 7/25/36	886
298,788	Structured Asset Mortgage Investments Inc., 6.94%, 2/25/36	300
428,571	Structured Asset Mortgage Investments Inc., 7.21%, 5/25/45	435
497,515	Structured Asset Mortgage Investments Inc., 7.65%, 12/27/35	505
774,524	Wachovia Asset Securitization, Inc. 144A, 5.46%, 7/15/37 (b)	773
547,464	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	535
589,113	Washington Mutual, 4.92%, 8/25/35	584
1,200,000	Washington Mutual, 5.26%, 1/28/36	1,193
733,848	Washington Mutual, 5.95%, 8/25/35	736
862,526	Washington Mutual, 6.08%, 4/25/44	863

		47,356

Municipal Bond (1%)
450,000	New York, NY, City Transitional Finance Authority, 5.19%, 8/1/16	442
U.S. Government Agency (3%)
845,000	FHLB, 4.875%, 5/17/17	813

Opportunity Bond Fund
Schedule of Investments - July 31, 2007

Principal		Value
or Shares	Security Description	(000)

480,000	FHLMC Disc Note, 5.11%, 8/8/07 (d)	480
750,000	FNMA, 5.09%, 8/8/07	749

		2,042

U.S. Treasury (15%)
3,780,000	U.S. Treasury Note, 4.00%, 2/15/15	3,602
1,976,000	U.S. Treasury Note, 4.50%, 5/15/17	1,934
1,290,000	U.S. Treasury Note, 4.75%, 5/31/12	1,298
975,000	U.S. Treasury Note, 4.875%, 5/31/09	980
1,040,000	U.S. Treasury Note, 4.875%, 6/30/12	1,052
2,020,000	U.S. Treasury Note, 7.875%, 2/15/21	2,590

		11,456

Investment Companies (4%)
61,707	MetzlerPayden European Emerging Markets Fund	2,286
950,319	Cash Reserves Money Market Fund *	950

		3,236

Total (Cost-$99,172) (a) ( 128%)		97,968
Liabilities in excess of Other Assets (-28%)		(21,468)

Net Assets (100%)		$76,500

*	Affiliated investment.

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$512
Unrealized depreciation	(1,716)
Net unrealized depreciation	$(1,204)

(b)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Discount rate at time of purchase.

(e)	Non-income producing security.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/27/2007	Poland Zloty (Sell 1,136)	2.766	$770	$4
8/17/2007	Poland Zloty (Sell 1,033)	2.765	374	6
10/19/2007	Turkish Lira (Buy 203)	1.3109	156	1

				$11

Liabilities:
7/21/2007	China Renminlbi (Buy 8,360)	7.2498	$1,153	$(4)
10/22/2007	Malaysian Ringgit (Buy 792)	3.4380	230	(1)
10/11/2007	Singapore Dollar (Buy 351)	1.509	233	(1)

				$(6)

Open Swap Contracts (000s)

				Unrealized
	Expiration		Notional	Appreciation
Contract Type	Date		Principal	(Depreciation)

Assets:
Argentina Credit Default Swap	May-17		$1,700	$190
Gazprom Credit Default Swap	Feb-17		360	8
Brazil Total Return Swap (5.37%)	Jan-14	BRL	1,300	106
Egypt Total Return Swap (5.67%)	Jul-08	EGP	4,000	4
Indonesia Total Return Swap (5.38%)	Jul-22	IDR	3,000,000	(7)

				$301

Liabilities:
Argentina Credit Default Swap	May-12		$2,800	$(200)
Brazil Credit Default Swap	Feb-17		510	—
Brazil Credit Default Swap	Apr-17		280	(6)
Colombia Credit Default Swap	Feb-17		510	(5)
Colombia Credit Default Swap	Apr-17		280	(9)

				$(220)

High Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (0%)
184,147	Long Beach Mortgage Loan Trust, 9.32%, 3/25/33	$48
Corporate Bonds (96%)
Communications (14%)
2,235,000	Alltel Corp., 7.00%, 7/1/12	2,031
2,285,000	CCH I LLC., 11.00%, 10/1/15	2,284
605,000	CCH II LLC/CCH II Capital Co., 10.25%, 9/15/10	615
2,280,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,223
625,000	Cincinnati Bell Inc., 8.375%, 1/15/14	594
2,550,000	Citizens Communications, 6.25%, 1/15/13	2,343
3,195,000	Clear Channel Communication, 7.65%, 9/15/10	3,186
900,000	CSC Holdings Inc., 8.125%, 7/15/09	898
2,150,000	Dex Media Inc., 8.00%, 11/15/13	2,107
1,250,000	Digicel Group, Ltd., 8.875%, 1/15/15	1,150
1,950,000	Echostar DBS Corp., 6.625%,10/1/14	1,814
500,000	General Cable Corp., 7.125%, 4/1/17	485
1,290,000	Idearc Inc., 8.00%, 11/15/16	1,222
2,085,000	Intelsat Sub Hld Co.Ltd., 8.625%, 1/15/15	2,090
1,215,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,203
1,200,000	Panamsat Corp., 9.00%, 6/15/16	1,203
3,170,000	Qwest Communications Int, 7.50%, 2/15/14	3,043
685,000	R.H. Donnelley Corp., 6.875%, 01/15/13	617
1,020,000	Reader’s Digest 144A, 9.00%, 2/15/17 (b)	872
1,555,000	Warner Music Group, 7.375%, 4/15/14	1,392
2,770,000	Windstream Corp., 7.00%, 3/15/19	2,493
1,365,000	Windstream Corp., 8.625%, 8/1/16	1,382

		35,247

Consumer Cyclicals (11%)
37,930	Air 2 US 144A, 8.027%, 10/1/19 (b)	39
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	648
180,000	Central Garden & Pet Co., 9.125%, 2/1/13	175
513,560	Continental Airlines Inc., 9.558%, 9/1/19	565
1,370,000	Cooper Standard Auto, 8.375%, 12/15/14	1,192
2,000,000	Fontainebleau Las Vegas Inc. 144A, 10.25%, 6/15/15 (b)	1,725
1,205,000	Ford Motor Co., 6.50%, 8/1/18	928
1,160,000	Ford Motor Co., 7.45%, 7/16/31	893
1,940,000	Ford Motor Credit Co., 7.00%, 10/1/13	1,746
925,000	General Motors Acceptance Corp., 8.00%, 11/1/31	869
2,360,000	General Motors Corp., 7.20%, 1/15/11	2,124
2,945,000	General Motors Corp., 8.375%, 7/15/33	2,422
4,140,000	GMAC LLC, 7.00%, 2/1/12	3,870
653,000	Goodyear Tire & Rubber, 9.00%, 7/1/15	669
1,550,000	IPCS Inc. 144A, 7.48%, 5/1/13 (b)	1,496
620,000	J.B. Poindexter & Co., 8.75%, 3/15/14	533
980,000	Jarden Corp., 7.50%, 5/1/17	882
1,145,000	K2 Inc., 7.375%, 7/1/14	1,202
500,000	Neff Corp. 144A, 10.00%, 6/1/15 (b)	460
1,035,000	Norcross Safety Products, 9.875%, 8/15/11	1,082
885,000	Phillips Van-Heusen, 7.25%, 2/15/11	881
1,140,000	Pinnacle Entertainment 144A, 7.50%, 6/15/15 (b)	1,049
1,440,000	Reynolds American Inc., 6.75%, 6/15/17	1,437
995,000	Tenneco Inc., 8.625%, 11/15/14	995

		27,882

Consumer Non-Cyclicals (22%)
1,635,000	Acco Brands Corp., 7.625%, 8/15/15	1,529
630,000	Ahern Rentals Inc., 9.25%, 8/15/13	605
395,000	Albertson’s Inc., 7.50%, 2/15/11	396
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,201
440,000	American Achievement Corp., 8.25%, 4/1/12	422
570,000	Aramark Corp. 144A, 8.50%, 2/1/15 (b)	537
1,000,000	Aramark Corp. 144A, 8.86%, 2/1/15 (b)	930
1,955,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	1,965
1,440,000	Avis Budget Car Rental, 7.625%, 5/15/14	1,382
1,395,000	Bon-Ton, Department Stores Inc., 10.25%, 3/15/14	1,256
1,920,000	Boyd Gaming Corp., 7.75%, 12/15/12	1,920
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,224
900,000	Dean Foods Co., 7.00%, 6/1/16	828
385,000	Delhaize America Inc., 9.00%, 4/15/31	425
660,000	Dillards Inc., 7.13%, 8/1/18	617
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	467

High Income Fund
Schedule of Investments - July 31, 2007

Principal		Value
or Shares	Security Description	(000)

1,500,000	Energy Partners Ltd.144A, 9.75%, 4/15/14 (b)	1,425
475,000	Greektown Holdings 144A, 10.75%, 12/1/13 (b)	487
1,960,000	Harrah’s Operating Co., 6.50%, 6/1/16	1,440
520,000	Herbst Gaming Inc., 8.125%, 6/1/12	467
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,495
955,000	Iron Mountain Inc., 7.75%, 1/15/15	885
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,112
1,210,000	Jostens IH Corp., 7.625%, 10/1/12	1,186
1,000,000	KAR Holdings Inc 144A, 8.75%, 5/1/14 (b)	900
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,733
655,000	Leslie’s Poolmart, 7.75%, 2/1/13	639
1,000,000	Mariner Energy, Inc., 8.00%, 5/15/17	940
1,245,000	MGM Mirage Inc., 6.00%, 10/1/09	1,220
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	1,637
1,745,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	1,627
730,000	Momentive Performance 144A, 11.50%, 12/1/16 (b)	692
741,000	Nectar Merger Corp., 7.75%, 2/15/14	691
1,235,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	1,287
980,000	NPC International, Inc., 9.50%, 5/1/14	902
950,000	Outback Steakhouse Inc. 144A, 10.00%, 5/15/15 (b)	827
2,200,000	Pinnacle Foods Corp.,144A, 9.25%, 4/1/15 (b)	2,002
650,000	Rent-A-Center, 7.50%, 5/1/10	632
1,385,000	Rental Service Corp 144A, 9.50%, 12/1/14 (b)	1,350
1,285,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,275
500,000	Sbarro Inc., 10.38%, 2/1/15	438
1,470,000	Scholastic Corp., 5.00%, 4/15/13	1,283
1,210,000	Sealy Mattress Co., 8.25%, 6/15/14	1,192
795,000	Seminole Hard Rock 144A, 7.86%, 3/15/14 (b)	779
1,360,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,387
1,455,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,404
1,145,000	Station Casinos, 6.50%, 2/1/14	970
650,000	The Restaurant Co., 10.00%, 10/1/13	566
1,085,000	United Rentals, 6.50%, 2/15/12	1,085
1,780,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,651

		53,310

Energy (12%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,245
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	574
1,370,000	Basic Energy Services , 7.125%, 4/15/16	1,247
1,900,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,810
960,000	Chesapeake Energy Corp., 6.875%, 11/15/20	894
1,110,000	Colorado Interstate Gas, 6.80%, 11/15/2015	1,140
1,400,000	Complete Production Service, 8.00%, 12/15/16	1,344
2,005,000	Dynegy Holdings Inc., 8.38%, 5/1/16	1,865
860,000	Dynergy Holdings Inc., 7.75%, 6/1/19	744
1,000,000	Energy XXI Gulf Coast, 10.00%, 6/15/13	930
400,000	Forest Oil Corp. 144A, 7.25%, 6/15/19 (b)	373
620,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	611
1,250,000	International Coal Group, 10.25%, 7/15/14	1,088
1,180,000	Kinder Morgan Inc., 7.25%, 3/1/28	1,086
330,000	Massey Energy Co., 6.875%, 12/15/13	291
625,000	Newfield Exploration Co., 6.625%, 4/15/16	591
580,000	Noranda Aluminium Acquis 144A, 9.36%, 5/15/15 (b)	551
1,000,000	Opti Canada Inc. 144A, 8.25%, 12/15/14 (b)	1,000
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	598
900,000	Plains Exploration & Pro, 7.00%, 3/15/17	803
2,845,000	Seitel Acquisition Corp. 144A, 9.75%, 2/15/14 (b)	2,660
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,193
2,040,000	Stallion Oilfield Services 144A, 9.75%, 2/1/15 (b)	1,979
1,000,000	Stone Energy Corp. 144A, 8.11%, 7/15/10 (b)	998
585,000	Targa Resources Inc. 144A, 8.50%, 11/1/13 (b)	649
1,525,000	Teco Energy Inc., 7.20%, 5/1/11	1,556
2,385,000	Tesoro Corp., 6.625%, 11/1/15	2,290
700,000	W&T Offshore Inc. 144A, 8.25%, 6/15/14 (b)	658

		30,768

Financial (2%)
1,300,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	1,489
1,420,000	Ford Motor Credit Co., 5.80%, 1/12/09	1,364
2,220,000	SLM Corp., 4.50%, 7/26/10	2,076

		4,929

Healthcare (9%)
475,000	Accellent Inc., 10.50%, 12/1/13	455

High Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

1,000,000	Centene Corp., 7.25%, 4/1/14	950
1,340,000	Community Health Systems 144A, 8.875%, 7/15/15 (b)	1,301
1,315,000	Davita Inc., 6.625%, 3/15/13	1,256
545,000	HCA Inc. 144A, 9.13%, 11/15/14 (b)	538
2,190,000	HCA Inc. 144A, 9.25%, 11/15/16 (b)	2,174
2,290,000	HCA Inc., 7.50%, 11/6/33	1,740
1,700,000	Healthsouth Corp., 10.75%, 6/15/16	1,717
1,330,000	Omnicare Inc., 6.875%, 12/15/15	1,200
1,200,000	Psychiatric Solutions Inc. 144A, 7.75%, 7/15/15 (b)	1,140
2,825,000	Tenet Healthcare Corp., 6.50%, 6/1/12	2,359
900,000	United Surgical Partners 144A, 8.875%, 5/1/17 (b)	846
500,000	Universal Hospital Services 144A, 8.50%, 6/1/15 (b)	451
500,000	Universal Hospital Services 144A, 8.76%, 6/1/15 (b)	466
1,590,000	Unumprovident Corp., 7.625%, 3/1/11	1,674
335,000	Unumprovident Finance Co. 144A, 6.85%, 11/15/15 (b)	340
1,945,000	US Oncology Inc., 9.00%, 8/15/12	1,935
1,400,000	Vanguard Health Holding, 9.00%, 10/1/14	1,302
1,088,000	Warner Chilcott Corp., 8.75%, 2/1/15	1,061

		22,905

Industrial (9%)
2,505,000	Allied Waste North America, 6.125%, 2/15/14	2,295
500,000	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	450
605,000	American Railcar, 7.50%, 3/1/14	590
2,000,000	Baldor Electric Co., 8.63%, 2/15/17	2,050
640,000	Ball Corp., 6.875%, 12/15/12	634
1,445,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,373
1,015,000	Bowater Inc., 6.50%, 6/15/13	817
655,000	Crown Cork & Seal, 8.00%, 4/15/23	596
1,750,000	CSC Holdings Inc., 7.88%, 2/15/18	1,584
1,825,000	Geo Group Inc., 8.25%, 7/15/13	1,798
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,248
1,490,000	Interpublic Group Co. Inc., 6.25%, 11/15/14	1,267
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,170
1,300,000	L-3 Communications Corp., 5.875%, 1/15/15	1,183
295,000	Owens-Illinois Inc., 7.50%, 5/15/10	290
500,000	P.H. Glatfelter, 7.125%, 5/1/16	492
1,195,000	Sequa Corp., 9.00%, 8/1/09	1,243
750,000	Verso Paper Holdings LLC. 144A, 9.125%, 8/1/14 (b)	752
1,665,000	Williams Scotsman Inc., 8.50%, 10/1/15	1,790
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15	920
700,000	Yankee Acquisition Corp., 9.75%, 2/15/17	623

		23,165

Materials (6%)
2,425,000	Equistar Chemicals LP, 8.75%, 2/15/09	2,486
1,700,000	Freeport-McMoran C & G, 8.375%, 4/1/17	1,785
1,870,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	1,720
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	695
610,000	Hexion U.S. Finance/Nova Scotia, 9.75%, 11/15/14	653
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	595
1,445,000	Nalco Co., 7.75%, 11/15/11	1,416
670,000	Nova Chemicals Ltd., 6.50%, 1/15/12	606
1,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	1,327
1,280,000	Polyone Corp., 8.88%, 5/1/12	1,280
1,035,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	1,014
1,045,000	Sabin Pass LNG LP 144A, 7.50%, 11/30/16 (b)	993

		14,570

Technology (5%)
650,000	Avago Technologies Finance, 11.875%, 12/1/15	712
620,000	DRS Technologies Inc., 6.625%, 2/1/16	589
2,250,000	Freescale Semiconductor 144A, 10.125%, 12/15/16 (b)	1,980
430,000	Mirant North America Llc., 7.38%, 12/31/13	428
750,000	Seagate Technology HDD, 6.375%, 10/1/11	728
2,380,000	Sungard Data Systems Inc., 10.25%, 8/15/15	2,380
2,015,000	Sungard Data Systems Inc., 9.125%, 8/15/13	2,025
1,300,000	Unisys Corp., 6.875%, 3/15/10	1,229
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,746

		11,817

Utilities (6%)
860,000	Edison Mission Energy 144A, 7.00%, 5/15/17 (b)	776
1,430,000	Edison Mission Energy 144A, 7.625%, 5/15/27 (b)	1,248

High Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

1,260,000	Edison Mission Energy, 7.50%, 6/15/13	1,216
2,120,000	PSEG Energy Holdings, 8.50%, 6/15/11	2,256
1,755,000	TXU Corp., 5.55%, 11/15/14	1,415
730,000	TXU Corp., 6.55%, 11/15/34	560
2,100,000	NRG Energy Inc., 7.375%, 2/1/16	2,027
3,010,000	Williams Cos Inc., 7.125%, 9/1/11	3,010
1,190,000	Williams Cos Inc., 8.75%, 3/15/32	1,315

		13,823

Total Bonds (Cost $251,336)		238,464
Investment Company (2%)
6,023,457	Cash Reserves Money Market Fund *	6,023

Total (Cost — $257,359) (a) (98%)		244,487
Other Assets, net of Liabilities (2%)		5,185

Net Assets (100%)		$249,672

*	Affiliated investment.

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$949
Unrealized depreciation	(13,821)

Net unrealized depreciation	$(12,872)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Assets:
Bombardier Credit Default Swap	Sep-07	$634	$2
Cooper Tire Rubber Credit Default Swap	Dec-07	276	2
Interpublic Group Credit Default Swap	Jun-08	860	8
Lear Credit Default Swap	Sep-07	634	1
Lyondell Chemical Credit Default Swap	Sep-07	2,270	2
Unisys Credit Default Swap	Dec-07	1,400	7

			$21

Liabilities:
AES Credit Default Swap	Jun-11	$3,500	(193)
AK Steel Credit Default Swap	Dec-08	643	(7)
Allied Waste Industries Credit Default Swap	Dec-08	500	(8)
Freescale Semiconductor Credit Default Swap	Dec-08	707	(32)
INEOS Group Credit Default Swap	Dec-08	444	(11)
INEOS Group Credit Default Swap	Dec-08	707	(22)
KB Homes Credit Default Swap	Dec-08	664	(29)
Nortel Credit Defaut Swap	Dec-08	1,395	(22)
NXP Credit Default Swap	Dec-08	468	(19)
NXP Credit Default Swap	Dec-08	838	(36)
Polyone Credit Default Swap	Dec-08	643	(17)
Polyone Credit Default Swap	Dec-08	393	(11)
Quebecor World Credit Default Swap	Dec-08	2,180	(59)
Reliant Energy Credit Default Swap	Dec-08	390	(10)
Rite Aid Credit Default Swap	Dec-08	1,373	(5)
Unisys Credit Default Swap	Dec-08	707	—

			$(482)

Tax Exempt Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

General Obligation (35%)
350,000	California State, 5.00%, 2/1/32	$357
400,000	Florida State Board of Education, 5.75%, 6/1/12	425
300,000	Georgia State, 5.00%, 3/1/13	317
500,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	534
400,000	Glendale, AZ, 5.30%, 7/1/12	417
585,000	Maryland State & Local Facilities, 5.50%, 3/1/15	646
340,000	Morgan Hill CA, Unified School District, 5.00%, 8/1/18 (b) AMBAC	364
400,000	New York City, NY, 5.00%, 8/1/12	419
255,000	North Carolina State General Obligation, 5.00%, 4/1/16	274
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	294
370,000	Plano, TX, 5.00%, 9/1/15	391
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	5
200,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	210
125,000	Texas State, 5.375%, 10/1/13	133

		4,786

Revenue (63%)
Airport/Port Revenue (5%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	422
300,000	Port Authority NY & NJ, 5.50%, 12/15/12 (b) AMBAC	321

		743

Corporate (3%)
360,000	SLM Corp., 5.50%, 7/27/09	348
Healthcare (3%)
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	423
Industrial Development/Pollution Control (8%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	417
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	253
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	253
200,000	Ohio State, Air Quality Development Authority, 3.34%, 6/1/23	200

		1,123

Lease Revenue (14%)
500,000	California State Public Works, 5.25%, 6/1/13	532
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	255
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	552
300,000	Laurens County, S C School District, 5.25%, 12/1/22	312
200,000	New Jersey State Ctfs Partn, 5.00%, 6/15/13	210

		1,861

Pre-Refunded (4%)
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11 (b) AMBAC	101
300,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	312
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	158

		571

Tax-Backed Revenue (2%)
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	246
Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b) AMBAC	103
275,000	New Jersey State Transport Trust Fund, 5.25%, 12/15/19	300

		403

University Revenue (8%)
300,000	Massachusetts State Health & Edl Facs Authority, 5.25%, 7/1/15	326
200,000	Pennsylvania State Higher Edl Facilities, 3.71%, 11/1/27	201
195,000	Richmond County, GA Dev Authority, 5.00%, 2/1/11	201
300,000	Southwest Higher Education Auth., 3.69%, 7/1/15	300

		1,028

Water & Sewer (13%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	214
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	570
400,000	Los Angeles CA Water & Power, 5.00%, 7/1/10 (b) MBIA	415
200,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	206
200,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	212
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	212

		1,829

Investment Company (2%)
282,380	Dreyfus Tax Exempt Cash Management Fund	282

Total (Cost-$13,612) (a) (100%)		13,643
Liabilities in excess of Other Assets (0%)		(69)

Net Assets (100%)		$13,574

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$111
Unrealized depreciation	(80)

Net unrealized appreciation	$31

(b)	Payment of principal and interest is insured against default.

California Municipal Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

General Obligation (39%)
500,000	California State, 5.00%, 2/1/20	$518
650,000	California State, 5.00%, 2/1/32	664
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,067
830,000	California State, 5.00%, 6/1/14	879
1,000,000	California State, 5.00%, 6/1/32	1,028
1,000,000	El Camino Community College District, 4.25%, 8/1/15 (b) FGIC	1,025
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	1,174
1,000,000	Los Angeles, CA Community College District, 5.25%, 8/1/13 (b) FSA	1,077
1,000,000	Los Angeles, City of CA, 5.00%, 9/1/10	1,038
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	270
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC)	1,125
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	238
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,052
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	571
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,057
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA	268
600,000	San Francisco CA, City & Cnty Unified School District, 5.00%, 6/15/12 (b) FSA	634
1,000,000	San Jose CA, Unified School District, 5.00%, 8/1/12 (b) FGIC	1,057
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,069
1,000,000	West Valley CA, Mission Community College, 4.75%, 8/1/30 (b) FSA	1,010

		16,821

Revenue (62%)
Airport/Port Revenue (4%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,049
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16 (b) MBIA	581

		1,630

Corporate (3%)
1,200,000	SLM Corp., 5.50%, 7/27/09	1,161
Electric & Gas (7%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,063
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA	1,122
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	638

		2,823

Industrial Development/Pollution Control (3%)
400,000	California Statewide Communities, 4.10%, 4/1/28 (b) XL Capital	402
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	452
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	254

		1,108

Lease Revenue (9%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	803
300,000	California State Public Works, 5.25%, 6/1/13	319
1,000,000	California State Public Works, 5.50%, 6/1/15	1,084
600,000	California State Public Works, 5.50%, 6/1/18	647
1,050,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,122

		3,975

Pre-Refunded (3%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	484
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	333
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	531
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	158

		1,506

Resource Recovery (2%)

Principal		Value
or Shares	Security Description	(000)

1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,077
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	204
145,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	145

		349

Tax-Backed Revenue (3%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,169
Transportation (7%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,100
800,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	842
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA	1,119

		3,061

University Revenue (5%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	215
500,000	California State University Revenue, 5.00%, 11/1/13	534
1,000,000	Chaffey Community College, 5.00%, 6/1/27 (b) MBIA	1,051
350,000	California Statewide Communities, 3.57%, 7/1/34	350

		2,150

Water & Sewer (15%)
1,015,000	California Infrastructure & Economic Development Bank, 5.00%,10/1/12	1,075
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,294
1,245,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	1,333
1,000,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	1,030
500,000	Los Angeles CA, Dept. of Water & Power, 5.00%, 7/1/13 (b) AMBAC	532
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	240
500,000	Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA	536
600,000	Irvine CA, Improvement Bond Act, 3.53%, 9/2/30	600

		6,640

Investment Company (0%)
61,409	Dreyfus State Tax Exempt	61

Total (Cost — $43,061) (a) (101%)		43,531
Liabilities in excess of Other Assets ( -1%)		(426)

Net Assets (100%)		$43,105

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$719
Unrealized depreciation	(249)

Net unrealized appreciation	$470

(b)	Payment of principal and interest is insured against default.

Global Short Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Brazil (USD) (1%)
1,100,000	Republic of Brazil, 11.00%, 1/11/12	1,306
Cayman Islands (USD) (2%)
720,000	Hutchison Whamp International Ltd., 5.45%, 11/24/10	720
1,700,000	Transocean, Inc., 5.565%, 9/5/08	1,699

		2,419

Colombia (USD) (2%)
1,800,000	Republic of Colombia, 10.00%, 1/23/12	2,066
Croatia (USD) (1%)
1,158,182	Croatia, 6.187%, 7/31/10	1,163
Hong Kong (USD) (1%)
720,000	Hutchison Whampoa Finance, 6.95%, 8/1/07 (c)	720
India (USD) (1%)
1,490,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	1,468
Mexico (USD) (4%)
1,510,000	America Movil SA de CV, 4.125%, 3/1/09	1,471
1,500,000	Telefonos De Mexico, 4.50%, 11/19/08	1,478
1,840,000	United Mexican States, 10.375%, 2/17/09	1,964

		4,913

Panama (USD) (1%)
1,150,000	Republic of Panama, 9.375%, 7/23/12	1,306
Philippines (USD) (2%)
980,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,041
1,700,000	Republic of Philippines, 9.875%, 3/16/10	1,861

		2,902

Russia (RUB) (0%)
15,600,000	ING Bank NV, 8.04%, 8/23/07	609
Russia (USD) (2%)
3,000,083	Russia, 8.25%, 3/31/10	3,115
South Africa (USD) (3%)
3,950,000	South Africa, 9.125%, 5/19/09	4,183
United Kingdom (GBP) (3%)
520,000	Broadgate Financing PLC, 6.481%, 1/5/20	1,047
890,000	CPUK Mortgage Finance Ltd., 0.00%, 10/10/18	1,797
325,000	Greene King Finance PLC, 6.23%, 6/15/31	655
451,559	W&DB Issuer PLC, 6.56%, 7/15/20	912

		4,411

United States (EUR) (1%)
1,100,000	SLM Corp., 4.345%, 12/15/10	1,414
United States (USD) (72%)
150,000	Allegheny Energy Supply, 7.80%, 3/15/11	154
647,672	Ameritrade Holding Corp., 6.82%, 12/31/12	635
2,000,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	2,002
500,000	Arkle Master Issuer Plc 144A, 5.74%, 2/17/52 (b)	499
90,000	Ball Corp., 6.875%, 12/15/12	89
996,322	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	973
750,000	Bank of America Credit Card Trust, 5.55%, 3/15/12	747
721,375	Bank of America, 7.62%, 12/4/13	682
2,000,000	BMW Vehicle Owner Trust, 5.19%, 6/25/13	1,999
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,270
320,000	Clear Channel Communication, 4.25%, 5/15/09	303
300,000	Countrywide Asset-Backed Certificates, 6.22%, 11/25/2037	259
1,000,000	Countrywide Financial Corp., 5.58%, 3/24/09	994
660,000	CSX Corp., 6.25%, 10/15/08	664
960,000	DaimlerChrysler NA Holding, 4.05%, 6/4/08	946
1,000,000	DaimlerChrysler NA Holding, 5.71%, 3/13/09	1,000
314,213	Dean Foods Co., 6.86%, 4/2/14	299
1,155,000	Echostar DBS Corp., 5.75%, 10/1/08	1,146
5,507,140	FH 1G1028 ARM, 5.591%, 7/1/36	5,499
3,675,370	FH 1H2665 ARM, 5.71%, 11/1/36	3,671
640,445	FH 782784 ARM, 4.384%, 10/1/34	631
5,137,202	FN 881868 ARM, 5.577%, 6/1/36	5,126
1,277,209	FNMA 794792 ARM, 5.085%, 10/1/34	1,274
350,000	Ford Motor Credit Co., 7.25%, 10/25/11	320
746,250	Freescale Semiconductor, 7.11%, 12/1/13	700
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	489
71,968	Georgia Pacific, 7.11%, 12/20/12	69
575,747	Georgia Pacific, 7.34%, 12/20/12	553
60,633	Georgia Pacific, 7.34%, 12/20/12	58

Global Short Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

35,984	Georgia Pacific, 7.34%, 12/20/12	35
2,135,000	GE Capital Commercial Mortgage Corp., 4.35%, 6/10/48	2,082
500,000	Grace Church Mortgage Financing PLC 144A, 5.74%, 11/20/56 (b)	499
750,000	Granite Master Trust PLC, 5.79%, 12/17/54	748
1,000,000	Great America Leasing Receivables 144A, 5.34%, 1/15/10 (b)	1,000
2,124,775	GSR Mortgage Loan Trust, 4.539%, 9/25/35	2,102
3,965,021	Harborview Mortgage Loan Trust, 5.314%, 11/25/35	3,938
734,659	HCA Inc. Term Loan, 7.86%, 11/17/12	702
1,650,000	Intl. Lease Finance Corp., 5.58%, 5/24/10	1,654
375,000	JP Morgan Mortgage Acquisition Corp., 2007-CH3 M5, 6.02%, 3/1/37	333
1,085,000	KB Home, 8.625%, 12/15/08	1,096
1,320,000	Kroger Co., 7.45%, 3/1/08	1,335
3,500,000	LB-UBS Commercial Mortgage Trust, 3.62%, 1/15/29	3,396
744,375	Lyondell Chemical, 7.11%, 8/16/13	731
1,687,559	Marlin Leasing Receivables Llc. 144A, 5.63%, 9/15/13 (b)	1,678
1,500,000	Masco Corp., 5.655%, 3/12/10	1,485
1,140,000	MGM Mirage Inc., 6.00%, 10/1/09	1,117
500,000	Morgan Stanley ABS Capital I, 5.87%, 5/25/37	434
450,000	PSEG Energy Holdings, 8.625%, 2/15/08	455
3,787,717	Residential Funding Mortgage Securities, 3.64%, 3/25/34	3,557
1,115,000	Royal Caribbean Cruises, 7.00%, 10/15/07	1,116
336,028	Sierra Receivables Funding Co. 144A, 5.47%, 3/20/19 (b)	336
960,000	SLM Corp., 5.50%, 7/27/09	929
2,000,000	SLM Corp., 5.52%, 7/26/10	1,884
1,090,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,112
3,299,470	Structured ARM Loan Trust, 5.38%, 5/25/35	3,310
779,447	Structured Asset Mortgage Investments Inc., 6.94%, 2/25/36	783
396,985	Supervalu Inc., 6.84%, 6/2/12	387
4,010,263	Thornburg Mortgage Securities Trust, 3.31%, 3/25/44	3,928
1,035,000	TXU Electric Delivery 144A, 5.735%, 9/16/08 (b)	1,035
428,000	U.S. Treasury Note, 3.75%, 5/15/08	424
1,200,000	Unisys Corp., 6.875%, 3/15/10	1,134
2,386,646	USXL Funding LLC. 144A, 5.38%, 4/15/14 (b)	2,388
2,000,000	Washington Mutual Inc., 5.66%, 1/15/10	2,005
1,814,853	Washington Mutual, 4.24%, 6/25/34	1,784
1,767,339	Washington Mutual, 4.92%, 8/25/35	1,752
2,674,498	Washington Mutual, 6.08%, 4/25/44	2,677
2,349,280	Washington Mutual, 6.42%, 4/25/44	2,355
4,535,123	Wells Fargo MBS, 4.58% 12/25/34	4,498
584,315	Wells Fargo MBS, 5.56%, 7/25/34	586
1,200,000	Western Union Co., 5.51%, 11/17/08	1,200
800,000	Wyeth, 4.375%, 3/1/08	794

		98,845

Investment Company (3%)
3,958,880	Cash Reserves Money Market Fund *	3,959

Total (Cost-$135,902) (a) (99%)		134,799
Other Assets, net of Liabilities (1%)		1,413

Net Assets (100%)		$136,212

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$226
Unrealized depreciation	(1,329)

Net unrealized depreciation	$(1,103)

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c )	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Global Short Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
8/8/2007	Euro (Sell 249)	1.3691	$341	$3
8/8/2007	Euro (Sell 240)	1.3691	329	—

				$3

Liabilities:
8/8/2007	Euro (Sell 549)	1.3691	$752	$(4)
6/18/2007	British Pound (Sell 2,215)	2.0316	4,500	(44)

				$(48)

Open Swap Contracts (000s)

	Expiration		Notional	Unrealized
Contract Type	Date		Principal	Appreciation

Egypt Total Return Swap (5.67%)	Jul-08	EGP	7,100	$8
Russia Total Return Swap (7.85%)	Feb-11	RUB	18,990	13

				$21

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

90	U.S. Treasury 2 Year Note Future	Sep-07	$18,444	$84

Global Fixed Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Belgium (EUR) (2%)
340,000	Barry Callebaut Services NV, 6.00%, 7/13/17	$456
650,000	Belgium Government Bond, 5.50%, 9/28/17	962
600,000	Belgium Kingdom, 4.25%, 9/28/13	814

		2,232

Canada (CAD) (3%)
3,320,000	Canadian Government, 5.00%, 6/1/14	3,190
Canada (EUR) (1%)
430,000	DaimlerChrysler Canada Finance, 3.63%, 11/10/10	564
Cayman Islands (EUR) (3%)
2,200,000	MBNA American Europe, 5.45%, 4/19/11	3,080
Cayman Islands (USD) (0%)
286,000	Vale Overseas Ltd., 6.88%, 11/21/36	278
Colombia (USD) (1%)
580,000	Republic of Colombia, 7.38%, 1/27/17	618
El Salvador (USD) (0%)
250,000	Republic of El Salvador, 7.65%, 6/15/35 (d)	273
France (EUR) (3%)
450,000	BNP Paribas, 5.019%, 4/29/49	575
370,000	France Telecom, 4.75%, 2/21/17	485
600,000	RCI Banque SA, 4.48%, 9/22/09	824
350,000	Renault, 4.5%, 4/16/12	470
600,000	Veolia Environment, 4.00%, 2/12/16	744

		3,098

Germany (EUR) (6%)
450,000	Bundesrepublic Deutschland, 3.75%, 1/4/17	589
300,000	Bundesrepublic Deutschland, 4.00%, 1/4/37	379
875,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	1,244
810,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,263
775,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	1,273
480,000	Voith AG, 5.375%, 6/21/17	661
500,000	Volkswagen Leasing, 4.639%, 3/24/09	687

		6,096

Indonesia (USD) (0%)
290,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	328
Italy (EUR) (2%)
900,000	Sanpaolo Imi, 4.42%, 4/19/16	1,227
600,000	Telecom Italia SPA EMTN, 4.36%, 6/9/08	822

		2,049

Japan (JPY) (9%)
47,000,000	Japan-19 (30 Year Issue), 2.30%, 6/20/35	386
210,000,000	Japan-236 (2 Year Issue), 0.20%, 9/20/07	1,763
265,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	2,242
400,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	3,381
275,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	1,972

		9,744

Luxembourg (EUR) (1%)
200,000	Calcipar SA, 5.364%, 7/1/14	263
200,000	Beverage Packaging Holding, 8.00%, 12/15/16	273
400,000	Telecom Italia Finance SA, 6.875%, 1/24/13	585

		1,121

Luxembourg (GBP) (0%)
150,000	Glencore Finance Europe, 6.50%, 2/27/19	288
Mexico (USD) (1%)
350,000	America Movil SA de CV 144A, 5.466%, 6/27/08 (b)	350
800,000	United Mexican States, 6.06%, 1/13/09	803
290,000	United Mexican States, 6.75%, 9/27/34	305

		1,458

Netherlands (EUR) (1%)
250,000	Clondalkin Acquisition, 6.145%, 12/15/13	334
350,000	Deutsche Telekom Int Fin., 4.328%, 11/23/09	480
300,000	Netherlands Government Bond, 5.00%, 7/15/12	422

		1,236

Netherlands (GBP) (1%)
200,000	Deutsche Telekom International Finance, 7.125%, 9/26/12	415
155,000	Linde Finance BV, 5.875%, 4/24/23	300

		715

Panama (USD) (1%)
280,000	Republic of Panama, 6.70%, 1/26/36	277
560,000	Republic of Panama, 9.375%, 7/23/12	636

		913

Philippines (USD) (1%)
340,000	Republic of Philippines, 7.75% 1/14/31	360
350,000	Republic of Philippines, 9.875%, 1/15/19	428

		788

Poland (PLN) (1%)
1,350,000	Poland Government, 6.25%, 10/24/15	510
Russia (USD) (1%)
507,450	Russia Government International Bond, 7.50%, 3/31/30 (d)	554
South Africa (EUR) (0%)
340,000	Edcon Proprietary Ltd., 7.392%, 6/15/14	423
Spain (EUR) (2%)
900,000	Santander Issuances, 4.322%, 3/3/16	1,225
400,000	Telefonica Emisiones Sau, 4.67%, 2/7/14	532

		1,757

Spain (GBP) (0%)
200,000	Telefonica Emisiones Sau, 5.88%, 1/31/14	393
United Kingdom (EUR) (3%)
390,000	Aviva Plc, 4.7291%, 11/28/14	499
410,000	British Telecom Plc, 5.25%, 6/23/14	561
450,000	FCE Bank Plc, 7.125%, 1/15/13	576
450,000	Old Mutual PLC, 4.50%, 1/18/17	597
400,000	Standard Chartered Bank, 3.63%, 2/3/17	519

Global Fixed Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

		2,752

United Kingdom (GBP) (7%)
600,000	Canary Wharf Finance Plc, 6.224%, 10/22/37	1,203
900,000	Greene King Finance PLC, 6.23%, 6/15/31	1,814
200,000	HSBC Bank PLC, 5.38%, 11/4/30	374
180,000	Northern Rock PLC, 6.38%, 12/2/19	379
190,000	Royal Bank of Scotland PLC, 6.25%, 12/27/47	384
625,000	UK Treasury Bill, 0%, 9/24/07	1,259
957,000	United Kingdom Gilt, 4.25%, 3/7/36	1,839

		7,252

United States (EUR) (7%)
450,000	AT&T Inc., 4.375%, 3/15/13	595
760,000	Bear Stearns Co. Inc., 4.471%, 10/20/09	1,037
190,000	Chesapeake Energy Corp., 6.25%, 1/15/17	242
440,000	Cit Group Inc., 5.00%, 5/13/14	574
750,000	Int’l Lease Finance Corp., 4.633%, 7/6/10	1,033
250,000	JP Morgan Chase & Co, 4.38%, 11/12/19	318
210,000	Lehman Brothers Holdings, 4.00%, 5/4/11	274
665,000	SLM Corp., 4.579%, 4/26/11	845
580,000	SLM Corp., 4.75%, 3/17/14	660
1,150,000	SLM Student Loan TR 04-2, 4.40%, 4/25/14	1,532
200,000	Wachovia Corp., 4.375%, 11/27/18	249

		7,359

United States (GBP) (1%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	386
200,000	Goldman Sachs Group Inc. EMTN, 5.25%, 12/15/15	364

		750

United States (USD) (46%)
430,000	ACE INA Holdings Inc., 5.88%, 6/15/14	427
441,000	Allergan Inc., 5.75%, 4/1/16	440
880,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	881
224,000	AT&T Wireless, 8.75%, 3/1/31	277
306,000	Bank of America Corp., 4.25%, 10/1/10	297
117,919	Bear Stearns ABS, 6.328%, 6/25/43	119
95,925	Bear Stearns Alt-A Trust, 7.38%, 6/25/34	98
738,614	Bear Stearns ARM Trust, 6.02%, 6/25/47	733
870,000	Case New Holland Inc., 6.00%, 6/1/09	863
338,000	Cisco Systems Inc., 5.25%, 2/22/11	336
410,000	Comcast Corp., 5.656%, 7/14/09	409
286,000	Comcast Corp., 6.50%, 1/15/17	290
563,503	Countrywide Alternative Loan Trust, 5.62%, 3/25/47	551
383,732	Countrywide Alternative Loan Trust, 6.332%, 6/25/35	385
592,604	Countrywide Home Equity Loan Trust, 5.46%, 1/15/37	591
599,000	Cox Communications Inc., 5.45%, 12/15/14	571
425,000	CSC Holdings Inc., 7.25%, 7/15/08	424
611,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	610
870,000	Echostar DBS Corp., 5.75%, 10/1/08	863
781,073	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	782
410,000	Equistar Chemicals LP, 8.75%, 2/15/09	420
600,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	602
224,000	ERP Operating Lp, 5.375%, 8/1/16	213
4,000,000	FNMA, 5.11%, 08/14/2007	3,993
1,520,000	FNMA 5.00%, 15Y TBA (c)	1,473
2,340,000	FNMA 5.50%, 15Y TBA (c)	2,311
4,680,000	FNMA 5.50%, 30Y TBA (c)	4,519
3,500,000	FNMA 6.00%, 30Y TBA (c)	3,467
2,390,000	FNMA 6.50%, 30Y TBA (c)	2,414
302,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	285
136,864	Greenpoint Mortgage Funding Trust, 5.60%, 6/25/45	137
872,305	Harborview Mortgage Loan Trust, 5.314%, 11/25/35	866
198,869	Indymac Indx Mortgage Loan Trust, 5.717%, 10/25/34	200
415,000	KB Home, 8.625%, 12/15/08	419
279,000	Lockheed Martin Corp., 6.15%, 9/1/36	278
860,000	MGM Mirage Inc., 6.00%, 10/1/09	843
288,000	Midamerican Energy Holdings, 6.125%, 4/1/36	275
295,000	News America Inc., 6.40%, 12/15/35	277
371,000	Oracle Corp., 5.00%, 1/15/11	366
460,000	Pacific Gas & Electric, 4.80%, 3/1/14	435
805,000	Sequa Corp., 9.00%, 8/1/09	837
815,000	Smithfield Foods Inc., 8.00%, 10/15/09	831
584,000	Sprint Nextel Communications, 6.875%, 10/31/13	561
551,837	Structured ARM Loan Trust, 5.23%, 10/25/34	551
311,779	Structured Asset Mortgage Investments Inc., 6.94%, 2/25/36	313
285,523	Structured Asset Mortgage Investments Inc., 7.21%, 5/25/45	290
508,822	Structured Asset Mortgage Investments Inc., 7.65%, 12/27/35	516
2,664,702	Thornburg Mortgage Securities Trust, 3.31%, 3/25/44	2,610
680,600	Thornburg Mortgage Securities Trust, 5.69%, 9/25/34	681
243,000	Time Warner Entertainment, 8.375%, 7/15/33	281
6,125,000	U.S. Treasury Note, 4.25%, 11/15/13	5,990
200,000	U.S. Treasury Note, 4.63%, 11/15/16	198
350,000	U.S. Treasury Note, 4.75%, 1/31/12	352
420,000	Valero Energy Corp., 6.875%, 4/15/12	438
595,000	Viacom Inc., 5.625%, 8/15/12	585
587,000	Wachovia Corp., 5.35%, 3/15/11	583
1,678,507	Washington Mutual, 4.38%, 12/25/32	1,670
1,472,782	Washington Mutual, 4.92%, 8/25/35	1,461
330,000	Western Union Co., 5.51%, 11/17/08	330
226,000	Weyerhaeuser Co., 6.75%, 3/15/12	233

		53,051

Uruguay (USD) (1%)
520,000	Republica Orient Uruguay, 7.63%, 3/21/36	554
Investment Companies (5%)
1,497,327	Cash Reserves Money Market Fund *	1,497

Global Fixed Income Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

489,830	Paydenfunds High Income Fund *	3,821

		5,318

Total (Cost — $119,218) (a) (110%)		118,742
Liabilities in excess of Other Assets (-10%)		(11,094)

Net Assets ( 100%)		$107,648

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,162
Unrealized depreciation	(1,638)

Net unrealized depreciation	$(476)

(b) Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c) Security purchased on a delayed delivery basis.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
8/8/2007	Canadian Dollar (Sell 3,422)	1.0673	$3	$35
12/12/2007	China Renminlbi (Buy 8,443)	7.4563	1,132	2
8/8/2007	Euro (Sell 779)	1.3691	1,067	11
10/11/2007	Singapore Dollar (Buy 490)	1.5087	3	—
10/19/2007	Turkish Lira (Buy 284)	1.3109	2	1
7/27/2007	Poland Zloty (Sell 1,059)	2.7663	383	4
8/17/2007	Poland Zloty (Sell 1,007)	2.7651	364	6
8/17/2007	Poland Zloty (Sell 463)	2.7651	167	3

				$62

Liabilities:
12/12/2007	China Renminlbi (Buy 8,015)	7.4563	$1,075	$(3)
8/8/2007	British Pound (Sell 4,772)	2.0316	10	(96)
8/8/2007	Euro (Sell 10,817)	1.3691	14,810	(84)
8/8/2007	Euro (Sell 10,825)	1.3691	14,821	(82)
8/8/2007	Euro (Sell 1,250)	1.3691	1,711	(1)
8/8/2007	Japanese Yen (Sell 1,156,255)	118.9138	10	(269)
10/22/2007	Malaysian Ringgit (Buy 1,104)	3.4380	3	(2)

				$(537)

Open Swap Contracts (000s)

				Unrealized
	Expiration		Notional	Appreciation
Contract Type	Date		Principal	(Depreciation)

Assets:
Argentina Credit Default Swap	May-17		$2,700	$302
Bombardier Credit Default Swap	Dec-08		500	—
Gazprom Credit Default Swap	Feb-17		390	9
Interpublic Group Credit Default Swap	Dec-08		500	2
Unisys Credit Default Swap	Dec-08		500	4
Brazil Credit Default Swap	Feb-17		540	—
Brazil Total Return Swap (5.37%)	Jan-14	BRL	1,300	114
Egypt Total Return Swap (5.67%)	Jul-08	EGP	5,600	6
Japan Interest Rate Swap (1.51%)	Jun-11	JPY	500,000	16
Japan Interest Rate Swap (1.68%)	Jul-12	JPY	700,000	39

				$492

Liabilities:
Advanced Micro Devices Credit Default Swap	Dec-08		$500	$(19)
AK Steel Credit Default Swap	Dec-08		500	(6)
Argentina Credit Default Swap	May-12		4,200	(300)
Avis Credit Default Swap	Dec-08		500	(6)
Colombia Credit Default Swap	Feb-17		540	(5)
Freescale Semiconductor Credit Default Swap	Dec-08		500	(13)
INEOS Group Credit Dafault Swap	Dec-08		500	(14)
Nortel Credit Default Swap	Dec-08		500	(4)
United Rentals Credit Default Swap	Dec-08		500	(5)
Indonesia Total Return Swap (5.38%)	Jul-22	IDR	4,700,000	(12)

				$(384)

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

5	Euro Bobl Future	Sep-07	$772	$(6)
1	Long Gilt Future	Sep-07	214	—
26	U.S. Treasury 10 Year Note Future	Sep-07	2,793	(23)
16	Euro Bobl Future	Sep-07	2,345	11

				$(18)

Emerging Markets Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Argentina (USD) (6%)
7,200,000	Republic of Argentina, 5.475%, 8/3/12	$6,631
3,700,000	Republic of Argentina, 7.00%, 9/12/13	3,264

		9,895

Brazil (BRL) (3%)
5,830,000	Nota Do Tesouro Nacional, 6.00%, 5/15/15	4,891
Brazil (USD) (9%)
2,940,000	Republic of Brazil, 12.25%, 3/6/30	4,790
4,710,000	Republic of Brazil, 7.125%, 1/20/37	4,962
4,150,000	Republic of Brazil, 8.25%, 1/20/34	4,949

		14,701

Bulgaria (USD) (2%)
2,510,000	Bulgaria Government International Bond, 8.25%, 1/15/15 (c)	2,907
Colombia (USD) (9%)
6,340,000	Republic of Colombia, 10.00%, 1/23/12	7,275
6,260,000	Republic of Colombia, 7.38%, 1/27/17	6,673

		13,948

El Salvador (USD) (2%)
2,960,000	Republic of El Salvador, 7.65%, 6/15/35 (c)	3,227
Guatemala (USD) (2%)
2,900,000	Republic of Guatemala, 9.25%, 8/1/13	3,277
India (USD) (2%)
3,040,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	2,996
Indonesia (USD) (2%)
2,830,000	Republic of Indonesia, 8.50%, 10/12/35	3,202
Kazakhstan (USD) (1%)
1,460,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,446
1,000,000	Kazkommerts International BV, 7.875%, 4/7/14 (c)	935

		2,381

Malaysia (MYR) (1%)
4,690,000	Malaysian Government, 3.869%, 4/13/10	1,373
Mexico (MXN) (2%)
35,000,000	America Movil SA de CV, 9.00%, 1/15/16	3,324
Mexico (USD) (8%)
2,720,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	3,236
3,490,000	United Mexican States, 5.625%, 1/15/17	3,408
3,140,000	United Mexican States, 6.75%, 9/27/34	3,297
2,640,000	United Mexican States, 8.30%, 8/15/31	3,266

		13,207

Panama (USD) (3%)
4,840,000	Republic of Panama, 6.70%, 1/26/36	4,792
Peru (PEN) (1%)
4,310,000	Peru Bono Soberano, 9.91%, 5/5/15	1,667
Peru (USD) (2%)
3,290,000	Republic of Peru, 8.375%, 5/3/16	3,767
Philippines (USD) (7%)
3,070,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	3,262
5,707,000	Republic of Philippines, 7.75% 1/14/31	6,042
1,350,000	Republic of Philippines, 9.875%, 1/15/19	1,652

		10,956

Poland (PLN) (2%)
8,520,000	Poland Government, 6.25%, 10/24/15	3,216
Russia (RUB) (1%)
31,100,000	ING Bank NV, 8.04%, 8/23/07	1,215
Russia (USD) (13%)
3,000,000	Alrosa Finance SA, 8.875%, 11/17/14 (c)	3,285
3,720,000	Gaz Capital (Gazprom), 8.625%, 4/28/34 (c)	4,510
12,129,050	Russia Government International Bond, 7.50%, 3/31/30 (c)	13,247

		21,042

Uruguay (USD) (2%)
3,032,001	Republica Orient Uruguay, 7.63%, 3/21/36	3,229
Uruguay (UYU) (2%)
70,533,050	Republica Orient Uruguay, 5.00%, 9/14/18	3,196
Venezuela (USD) (4%)
1,580,000	Republic of Venezuela, 7.65%, 4/21/25 (c)	1,455
2,180,000	Republic of Venezuela, 8.50%, 10/8/14	2,207
2,030,000	Republic of Venezuela, 9.25%, 9/15/27	2,132

		5,794

Vietnam (USD) (3%)
4,870,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	4,919
Purchased Options (0%)
2,107,000	Turkey Purchased Options Aug 07	11
Investment Company (7%)
11,995,013	Cash Reserves Money Market Fund*	11,995

Total (Cost-$158,679) (a) (96%)		155,128
Other Assets, net of Liabilities (4%)		5,836

Net Assets (100%)		$160,964

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Emerging Markets Bond Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$405
Unrealized depreciation		(3,956)

Net unrealized depreciation		$(3,551)

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/24/2007	Brazillian Real (Sell 3,625)	1.8695	$1,939	$1
12/12/2007	China Renminlbi (Buy 11,374)	7.4563	1,525	3
7/26/2007	Egyptian Pound (Buy 6,000)	5.6475	1,062	3
7/18/2007	Indonesian Rupiah (Sell 1,902,810)	9,220	206	4
1/16/2008	Kuwaiti Dinar (Buy 1,274)	0.2822	4,515	54
8/17/2007	Peruvian New Sol (Sell 5,660)	3.1574	1,793	2
8/17/2007	Poland Zloty (Sell 4,769)	2.7651	1,725	28

				$94

Liabilities:
12/12/2007	China Renminlbi (Buy 10,892)	7.4563	$1,461	$(3)
12/12/2007	China Renminlbi (Buy 18,004)	7.4563	2,415	(5)
8/2/2007	Egyptian Pound (Sell 5,950)	5.6475	1,053	—
8/2/2007	Egyptian Pound (Sell 13,109)	5.6475	2,321	(1)
10/31/2007	Malaysian Ringgit (Buy 8,834)	3.4520	2,559	(8)
7/31/2007	Malaysian Ringgit (Sell 8,811)	3.4520	2,552	(8)
7/31/2007	Mexico New Peso (Sell 34,430,790)	10.9397	3,330	(9)
7/31/2007	Peruvian New Sol (Sell 7,580)	3.1600	2,399	(4)
8/17/2007	Poland Zloty (Buy 4,100)	2.7651	1,483	(22)

				$(60)

Open Swap Contracts (000s)

				Unrealized
	Expiration		Notional	Appreciation
Contract Type (Long)	Date		Principal	(Depreciation)

Assets:
Argentina Credit Default Swap	Dec-16		$6,400	$639
Argentina Credit Default Swap	May-17		4,100	459
Brazil Credit Default Swap	Nov-11		12,600	49
Kazakhstan Credit Default Swap	Aug-12		9,600	23
Philippine Credit Default Swap	Jun-09		8,300	76
Russia Credit Default Swap	Aug-12		9,600	13
Turkey Credit Default Swap	May-09		13,500	24
Turkey Credit Default Swap	Nov-08		29,800	7
Venezuala Credit Default Swap	Nov-08		3,200	42
Venezuala Credit Default Swap	Jan-09		1,600	31
Venezuala Credit Default Swap	Nov-08		8,600	159
Brazil Total Return Swap (5.37%)	Jan-14	BRL	3,500	505
Brazil Total Return Swap (5.37%)	Jan-14	BRL	4,000	351
Brazil Total Return Swap (5.37%)	Jan-14	BRL	2,500	275
Egypt Total Return Swap (5.67%)	Jul-08	EGP	20,100	33
Mexico Interest Rate Swap (7.91%)	Jun-09	MXN	233,620	39
Russia Total Return Swap (7.85%)	Feb-11	RUB	42,137	28

				$2,753

Liabilities:
Argentina Credit Default Swap	Dec-11		$10,300	$(551)
Argentina Credit Default Swap	May-12		6,700	(479)
Brazil Credit Default Swap	Nov-16		7,600	(95)
Indonesia Credit Default Swap	Aug-12		9,600	(36)
Indonesia Credit Default Swap	May-12		8,300	(278)
Peru Credit Default Swap	Mar-09		13,400	(18)
Peru Credit Default Swap	Mar-12		13,400	(2)
Philippine Credit Default Swap	Sep-12		7,200	(279)
Turkey Credit Default Swap	Aug-12		9,600	(48)
Turkey Credit Default Swap	Nov-11		13,400	(34)
Turkey Credit Default Swap	May-12		6,000	(46)
Venezuala Credit Default Swap	Jan-12		700	(3)
Venezuala Credit Default Swap	Nov-11		3,880	(238)
Venezuala Credit Default Swap	Nov-11		1,400	(73)
Indonesia Total Return Swap (5.38%)	Jul-22	IDR	21,000,000	(53)
Indonesia Total Return Swap (5.39%)	Jul-22	IDR	37,128,000	(150)
Mexico Interest Rate Swap (8.05%)	Jun-17	MXN	62,340	(69)

				$(2,452)

Value Leaders Fund
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (52%)
Consumer Discretionary (3%)
16,300	Genuine Parts Co.	776
13,900	McDonald’s Corp.	665
44,400	Time Warner Inc.	855

		2,296

Consumer Staples (1%)
19,500	Proctor & Gamble Co.	1,206
Energy (9%)
13,100	Apache Corp.	1,059
18,000	Chevron Corp.	1,535
16,900	ConocoPhillips	1,366
26,800	Exxon Mobil Corp.	2,281
12,500	Occidental Petroleum Corp.	709

		6,950

Financial (21%)
14,300	American International Group, Inc.	918
9,700	Archstone-Smith Trust	557
29,700	Bank of America Corp.	1,408
36,400	Citigroup Inc.	1,695
10,000	Compass Bancshares Inc.	693
5,750	Discover Financial Services (b)	133
14,500	Equity Residential Properties Trust	577
4,300	Goldman Sachs Group, Inc.	810
31,200	JPMorgan Chase & Co.	1,373
15,700	Lincoln National Corp.	947
21,000	Loews Corp.	995
11,900	Merrill Lynch & Co., Inc.	883
10,700	MetLife, Inc.	644
11,500	Morgan Stanley Co.	735
9,800	PNC Financial Services Group	653
9,300	Prudential Financial Inc.	824
10,300	SunTrust Banks, Inc.	806
18,400	Wachovia Corp.	869
28,000	Wells Fargo & Co.	946

		16,466

Healthcare (3%)
47,900	Pfizer, Inc.	1,126
16,500	Thermo Fisher Scientific, Inc. (b)	861

		1,987

Industrial (7%)
16,600	Eaton Corp.	1,613
49,400	General Electric Co.	1,915
17,900	Honeywell International Inc.	1,029
25,500	Pitney Bowes Inc.	1,176

		5,733

Materials (1%)
14,100	Dow Chemical Co.	613
Telecommunication (3%)
35,700	AT&T Inc.	1,399
22,500	Verizon Communications Inc.	959

		2,358

Utilities (4%)
32,600	Pepco Holding, Inc.	882
17,800	PG & E Corp.	762
12,900	Sempra Energy	681
33,400	Southern Co.	1,124

		3,449

Total Common Stocks		41,058

Exchange Traded Funds (44%)
393,500	iShares Russell 1000 Value Index Fund	32,581
11,500	S&P 500 Depository Receipt Trust	1,676

		34,257
Investment Company (4%)
3,373,134	Cash Reserves Money Market Fund *	3,373

Total (Cost $72,245) (a) (100%)		78,688
Other Assets, net of Liabilities (0%)		1

Net Assets (100%)		$78,689

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows:

Unrealized appreciation	$7,996
Unrealized depreciation	(1,553)

Net unrealized appreciation	$6,443

(b) Non-income producing security.

Market Return Fund

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Total Bonds (86%)
Asset Backed (15%)
484,517	Argent Securities Inc., 5.56%, 5/25/35	482
250,000	Bank of America Credit Card Trust, 5.55%, 3/15/12	249
1,100,000	Capital Auto Receivables Asset Trust, 5.42%, 2/15/11	1,100
301,591	Capital One Prime Auto Receivables Trust, 3.39%, 1/15/09	301
527,694	Chase Funding Mortgage Loan, 5.98%, 11/25/32	528
100,000	Countrywide Asset-Backed Certificates, 5.92%, 11/25/2037	87
110,000	Countrywide Asset-Backed Certificates 144A, 6.02%, 4/25/37 (b)	109
300,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	300
500,000	GE Dealer Floorplan Master Note Trust, 5.55%, 4/20/10	501
300,000	Greene King Finance PLC, 6.23%, 6/15/31	605
100,000	JP Morgan Mortgage Acquisition Corp., 2007-CH3 M6, 6.27%, 3/1/37	88
241,080	Marlin Leasing Receivables Llc. 144A, 5.63%, 9/15/13 (b)	240
150,000	Morgan Stanley ABS Capital, 6.17%, 5/25/37	130
890,570	Novastar Home Equity Loan, 5.42%, 3/25/37	890
142,072	Option One Mortgage Loan Trust, 5.74%, 2/25/33	142
108,884	Option One Mortgage Loan Trust, 6.45%, 2/25/32	109
10,250	Saxon Asset Securities Trust, 5.86%, 2/25/35	10
630,053	Sierra Receivables Funding Co. 144A, 5.47%, 3/20/19 (b)	630
105,886	Structured Asset Investment Loan Trust, 5.82%, 9/25/34	106
788,370	Volkswagen Auto Loan Enhanced Trust, 2.94%, 3/22/10	782
198,977	W&DB Issuer PLC, 6.56%, 7/15/20	402
726,116	Wachovia Asset Securitization, Inc. 144A, 5.46%, 7/15/37 (b)	724
400,089	Wachovia Auto Loan Owner Trust 144A, 5.28%, 4/20/10 (b)	400
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	230

		9,145

Corporate (42%)
55,000	Allegheny Energy Supply, 7.80%, 3/15/11	56
268,519	Ameritrade Holding Corp., 6.86%, 12/31/12	263
172,261	AMC Entertainment Inc., 4.99%, 1/26/13	166
685,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	686
35,000	Ball Corp., 6.875%, 12/15/12	35
900,000	Bear Stearns Co., 5.585%, 1/31/11	887
300,000	Boyd Gaming Corp., 7.75%, 12/15/12	300
381,405	Business Mortgage Finance PLC, 5.95%, 8/15/45 (c )	773
500,000	Centex Corp., 5.606%, 8/1/07	500
275,000	Citizens Communications, 9.25%, 5/15/11	287
700,000	CIT Group Inc., 5.47%, 6/8/09	697
260,000	Clear Channel Communication, 4.25%, 5/15/09	246
715,000	Comcast Corp., 5.656%, 7/14/09	714
600,000	Countrywide Financial Corp., 5.58%, 3/24/09	597
615,000	CVS Caremark Corp., 5.66%, 6/1/10	615
250,000	DaimlerChrysler NA Holding, 5.71%, 3/13/09	250
500,000	DaimlerChrysler NA Holding, 5.81%, 8/3/09	501
134,663	Dean Foods Co., 6.86%, 4/2/14	128
800,000	Deutsche Telekom International Finance, 5.54%, 3/23/09	801
660,000	Dominion Resources Inc., 5.66%, 9/28/07	660
120,909	DRS Technologies Inc., 6.86%, 1/1/13	119
114,545	DRS Technologies Inc., 6.86%, 1/1/13	113
46,534	DRS Technologies, 6.82%, 1/1/13	46
180,000	Echostar DBS Corp., 5.75%, 10/1/08	179
160,000	Ford Motor Credit Co., 7.25%, 10/25/11	146
490,000	Gannett Co., 5.56%, 5/26/09	490
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	157
33,333	Georgia Pacific, 7.11%, 12/20/12	32
266,667	Georgia Pacific, 7.34%, 12/20/12	256
28,083	Georgia Pacific, 7.34%, 12/20/12	27
16,667	Georgia Pacific, 7.34%, 12/20/12	16
700,000	Goldman Sachs Group Inc., 5.44%, 11/16/09	700
285,000	Hertz Corp., 8.875%, 1/1/14	285
500,000	Hewlett-Packard Co., 5.42%, 6/15/10	500
410,000	Hospira Inc., 5.84%, 3/30/10	411
330,000	Hutchison Whamp International Ltd. 144A, 5.45%, 11/24/10 (b)	328
134,751	Jarden Corp., 7.11%, 1/24/12	132

Market Return Fund

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

170,000	KB Home, 8.625%, 12/15/08	172
390,128	Landmark Mortgage Securities Plc., 5.26%, 6/17/38	791
450,000	Masco Corp., 5.655%, 3/12/10	446
180,000	MGM Mirage Inc., 6.00%, 10/1/09	176
500,000	Motorola Inc., 4.608%, 11/16/07	499
91,864	Nalco Chemical Co., 7.07%, 11/4/10	90
57,157	Nalco Chemical Co., 7.07%, 11/4/10	56
83,260	Nalco Chemical Co., 7.12%, 11/4/10	82
13,877	Nalco Chemical Co., 9.00%, 11/4/10	14
991,425	Preferred Term XXIII 144A, 5.56%, 12/22/36 (b)	990
425,000	Progress Energy Inc., 5.76%, 11/14/08	426
500,000	Prologis, 5.61%, 8/24/09	501
69,000	PSEG Energy Holdings, 8.625%, 2/15/08	70
300,000	Republic of Philippines, 9.875%, 3/16/10	327
175,000	Royal Caribbean Cruises, 7.00%, 10/15/07	175
470,000	Safeway Inc., 5.71%, 3/27/09	470
1,960,000	SLM Corp., 5.50%, 7/27/09	1,897
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	173
600,000	Sprint Nextel Corp., 5.76%, 6/28/10	599
900,000	Suntrust Bank, 5.47%, 5/21/12	898
650,000	Telecom Italia Capital, 5.836%, 2/1/11	650
500,000	Telefonica Emisiones, 5.665%, 6/19/09	499
500,000	Time Warner Inc., 5.59%, 11/13/09	500
800,000	Transocean, Inc., 5.565%, 9/5/08	800
370,000	TXU Electric Delivery 144A, 5.735%, 9/16/08 (b)	370
185,000	Unisys Corp., 6.875%, 3/15/10	175
350,000	United Mexican States, 6.06%, 1/13/09	351
500,000	Western Union Co., 5.51%, 11/17/08	500

		25,796

Foreign Government (2%)
280,000	Republic of Brazil, 11.00%, 1/11/12	333
160,000	Republic of Chile, 5.76%, 1/28/08	160
290,000	Republic of Colombia, 10.00%, 1/23/12	333
600,000	South Africa, 9.125%, 5/19/09	635

		1,461

Mortgage Backed (27%)
250,000	Arkle Master Issuer Plc 144A, 5.74%, 2/17/52 (b)	249
265,543	Banc of America Funding Corp., 7.304%, 6/20/35	270
170,328	Bear Stearns ABS, 6.328%, 6/25/43	172
9,801	Bear Stearns Mortgage Trust, 7.012%, 4/25/33	10
220,000	Broadgate Financing PLC, 6.481%, 1/5/20	443
11,238	Drexel Burnham Lambert CMO Trust, 6.07%, 5/1/16	11
611,984	FHARM, 5.583%, 2/1/34	616
137,245	First Republic Mortgage Loan Trust, 5.72%, 11/15/32	138
414,707	FNMA 661027, 6.597%, 7/1/27	416
184,587	FNMA 708712, 4.306%, 6/1/33	184
710,183	FNMA 865488, 7.066%, 2/1/36	728
970,961	FNMA ARM, 6.325%, 2/25/44	982
1,000,000	FNR 06-27 BF, 5.62%, 4/25/36	1,001
89,882	GNR 01-47 FA, 5.72%, 9/16/31	90
250,000	Grace Church Mortgage Financing PLC 144A, 5.74%, 11/20/56 (b)	250
300,000	Granite Master Trust PLC, 5.79%, 12/17/54	299
774,071	Harborview Mortgage Loan Trust, 5.082%, 1/19/35	772
150,000	Holmes Master Issuer Plc 144A, 5.75%, 7/15/40 (b)	150
688,321	Impac CMB Trust, 5.74%, 9/25/34	689
235,675	Mellon Residential Funding Corp., 5.75%, 11/15/32	236
334,563	MLCC Mortgage Investors, Inc., 7.07%, 8/25/29	336
142,642	Morgan Stanley Mortgage Loan Trust, 7.13%, 7/25/34	144
200,000	Permanent Master Issuer Plc, 5.76%, 7/17/42	200
193,337	Sequoia Mortgage Trust, 5.72%, 10/20/27	194
667,787	Structured Asset Mortgage Investments Inc., 5.63%, 12/25/35	667
325,236	Structured Asset Mortgage Investments Inc., 6.93%, 7/25/32	328
253,541	Structured Asset Mortgage Investments Inc., 7.11%, 2/19/35	253
866,882	Structured Asset Mortgage Investments Inc., 7.65%, 12/27/35	880
583,084	Structured Asset Mortgage Investments Inc., 7.73%, 5/25/36	592

Market Return Fund

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

58,207	Structured Asset Securities Corp., 7.37%, 8/25/32	58
121,154	Thornburg Mortgage Securities Trust, 5.66%, 4/25/43	121
287,652	Washington Mutual, 5.80%, 6/25/44	288
1,074,133	Washington Mutual, 5.86%, 11/25/36	1,074
1,728,193	Washington Mutual, 5.91%, 5/25/46	1,728
793,269	Washington Mutual, 5.96%, 5/25/46	792
1,258,395	Wells Fargo MBS, 4.36%, 9/23/33	1,249

		16,610

Total Bonds (Cost — $53,165)		53,012

Exchange Traded Funds (13%)
56,100	S&P 500 Depository Receipt Trust	8,174
Investment Company (2%)
879,071	Cash Reserves Money Market Fund *	879

Total (Cost — $61,180) (a) (101%)		62,065
Liabilities in excess of Other Assets ( -1%)		(313)

Net Assets ( 100%)		$61,752

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,248
Unrealized depreciation	(363)

Net unrealized appreciation	$885

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(c)	Par in local currency.
Open Forward Currency Contracts to USD

			Contract	Unrealized
		Contract	Value	Depreciation
Delivery Date	Currency (000s)	Price	(000s)	(000s)

Liability:
8/8/2007	British Pound (Sell 1,510)	2.0316	$3,068	$(30)

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Depreciation
Contracts	Contract Type	Date	(000s)	(000s)

147	S&P 500	Sep-07	$53,725	$(3,270)
Open Swap Contracts (000s)

				Unrealized
	Expiration		Notional	Appreciation
Contract Type	Date		Principal	(Depreciation)

Assets:
Interpublic Group Credit Default Swap	Jun-08		$220	$2
Egypt Total Return Swap (5.67%)	Jul-08	EGP	3,500	4

				$6

Liability:
Interest Rate Swap (5.50%)	Jun-11		$230	$(2)

U.S. Growth Leaders Fund

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (99%)
Consumer Discretionary (5%)
14,100	Las Vegas Sands Corp. (b)	1,230
36,800	Liberty Global, Inc. (b)	1,543
93,600	Net Servicos de Comunicacao SA ADR (b)	1,507
47,000	News Corp.	993

		5,273

Energy (9%)
21,800	Cameron International Corp. (b)	1,700
19,800	ConocoPhillips	1,601
19,200	Marathon Oil Corp.	1,060
8,800	National-Oilwell Varco Inc. (b)	1,057
26,000	Tidewater Inc.	1,779
35,100	XTO Energy	1,914

		9,111

Healthcare (12%)
32,200	Allergan Inc.	1,872
45,800	Baxter International Inc.	2,409
25,500	Celgene Corp. (b)	1,544
63,900	Gilead Sciences Inc. (b)	2,379
41,800	Thermo Fisher Scientific, Inc. (b)	2,182
45,500	VCA Antech, Inc. (b)	1,790

		12,176

Industrial (17%)
22,100	Boeing Co.	2,286
65,000	Corrections Corp. of America (b)	1,875
17,200	Deere & Co.	2,071
10,500	FedEx Corp.	1,163
26,500	L-3 Communications Holdings, Inc.	2,585
24,300	Paccar, Inc.	1,988
50,900	Quanta Services, Inc. (b)	1,447
49,500	Stericycle Inc (b)	2,373
17,800	Terex Corporation	1,535

		17,323

Materials (13%)
80,900	Crown Holdings Inc. (b)	1,987
10,700	Martin Marietta Materials, Inc.	1,466
42,100	Monsanto Co.	2,713
90,500	Owens-Illinois, Inc. (b)	3,618
20,500	Praxair, Inc.	1,571
16,700	United States Steel Corp.	1,641

		12,996

Technology (34%)
24,000	Apple Computer, Inc. (b)	3,162
72,000	Applied Materials	1,587
42,100	Ciena Corp. (b)	1,538
21,500	Cognizant Technology Solutions Corp. (b)	1,741
81,400	Corning Inc. (b)	1,941
115,900	EMC Corp.	2,145
27,100	FactSet Research System Inc.	1,788
4,800	Google Inc. (b)	2,448
45,200	Hewlett-Packard Co.	2,081
34,600	International Business Machines Corp.	3,828

U.S. Growth Leaders Fund

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

22,000	Mettler-Toledo International Inc. (b)	2,094
117,800	Micron Technology Inc.	1,398
53,200	Mircosoft Corp.	1,543
30,800	NCR Corp. (b)	1,608
57,900	NVIDIA Corp. (b)	2,651
132,900	Oracle Corp. (b)	2,541
24,900	Qualcomm, Inc.	1,037

		35,131

Telecommunication (7%)
32,800	America Movil S.A de C.V	1,965
4,500	AT & T	179
50,100	AT&T Inc.	1,962
20,600	China Mobile (Hong Kong) Ltd.	1,182
15,600	Vimpel-Communications ADR	1,652

		6,940

Utilities (2%)
41,800	Allegheny Energy Inc. (b)	2,183

Total Common Stocks		101,133

Exchange Traded Funds (1%)
18,400	iShares US Dow Jones Medical Equipment Index (b)	1,041
Investment Company (10%)
9,860,457	Cash Reserves Money Market Fund *	9,860

Total (Cost — $104,913) (a) (110%)		112,034
Liabilities in excess of Other Assets (-10%)		(9,986)

Net Assets (100%)		$102,048

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$8,279
Unrealized depreciation	(1,158)

Net unrealized appreciation	$7,121

(b)	Non-income producing security

PaydenWilshire Longevity Fund 2010+

Schedule of Investments- July 31, 2007

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (37%)
90,374	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	85
102,393	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	99
82,754	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	80
135,130	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	126
79,384	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	79
89,020	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	106
69,202	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	72

		647

Exchange Traded Funds (36%)
293	iShares MSCI EMU Index Fund	33
466	iShares MSCI Pacific ex-Japan Index Fund (b)	68
3,401	iShares MSCI United Kingdom Index Fund	84
1,074	SPDR DJ Wilshire International Real Estate ETF	66
623	SPDR Russell/Nomura PRIME Japan ETF	35
551	Vanguard Emerging Markets ETF	52
2,223	Vanguard Growth ETF	136
699	Vanguard Small-Cap Growth ETF	49
1,394	Vanguard Small-Cap Value ETF	96

		619

Investment Companies (27%)
11,169	Paydenfunds GNMA Fund *	107
13,834	Paydenfunds U.S. Growth Leaders Fund * (b)	136
16,136	Paydenfunds Value Leaders Fund *	217
4,001	Cash Reserves Money Market Fund *	4

		464

Total (Cost $1,765) (a) (100%)		1,730
Other Assets, net of Liabilities (0%)		6

Net Assets (100%)		$1,736

* Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$14
Unrealized depreciation	(49)

Net unrealized depreciation	$(35)

(b)	Non-income producing security.

PaydenWilshire Longevity Fund 2020+

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (25%)
59,886	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	56
68,637	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	67
56,566	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	55
91,134	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	85
53,610	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	53
60,908	U.S. Treasury Inflation Indexed, 3.375%, 1/15/32	73
45,723	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	47

		436

Exchange Traded Funds (37%)
297	iShares MSCI EMU Index Fund	34
592	iShares MSCI Pacific ex-Japan Index Fund (b)	86
4,147	iShares MSCI United Kingdom Index Fund	102
816	SPDR DJ Wilshire International Real Estate ETF	50
628	SPDR Russell/Nomura PRIME Japan ETF	35
373	Vanguard Emerging Markets ETF	35
1,978	Vanguard Growth ETF	121
946	Vanguard Small-Cap Growth ETF	67
1,649	Vanguard Small-Cap Value ETF	114

		644

Investment Companies (38%)
956	MetzlerPayden European Emerging Markets Fund	35
5,460	Paydenfunds Core Bond Fund *	54
15,105	Paydenfunds GNMA Fund *	145
17,566	Paydenfunds U.S. Growth Leaders Fund * (b)	172
18,904	Paydenfunds Value Leaders Fund *	255
11,988	Cash Reserves Money Market Fund *	12

		673

Total (Cost $1,797) (a) (100%)		1,753
Other Assets, net of Liabilities (0%)		6

Net Assets (100%)		$1,759

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11
Unrealized depreciation	(55)

Net unrealized depreciation	$(44)

(b)	Non-income producing security.

PaydenWilshire Longevity Fund 2030+
Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (15%)
35,932	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	34
40,507	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	39
33,521	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	32
55,519	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	52
31,960	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	32
36,311	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	43
28,422	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	30

		262	15.37%

Exchange Traded Funds (42%)
436	iShares MSCI EMU Index Fund	50
695	iShares MSCI Pacific ex-Japan Index Fund (b)	101
5,409	iShares MSCI United Kingdom Index Fund	133
532	SPDR DJ Wilshire International Real Estate ETF	33
1,229	SPDR Russell/Nomura PRIME Japan ETF	69
365	Vanguard Emerging Markets ETF	35
1,660	Vanguard Growth ETF	101
1,157	Vanguard Small-Cap Growth ETF	82
1,613	Vanguard Small-Cap Value ETF	111

		715	41.94%

Investment Companies (43%)
1,403	MetzlerPayden European Emerging Markets Fund	52
5,342	Paydenfunds Core Bond Fund *	53
11,083	Paydenfunds GNMA Fund *	106
22,342	Paydenfunds U.S. Growth Leaders Fund * (b)	219
20,960	Paydenfunds Value Leaders Fund *	281
10,814	Cash Reserves Money Market Fund *	11

		722	42.35%

Total (Cost $1,754) (a) (100%)		1,699	99.65%
Other Assets, net of Liabilities (0%)		6	0.35%
Net Assets (100%)		$1,705	100.00%

* Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$6
Unrealized depreciation	(61)

Net unrealized depreciation	$(55)

(b)	Non-income producing security.

PaydenWilshire Longevity Fund 2040+

Schedule of Investments — July 31, 2007

Principal		Value
or Shares	Security Description	(000)

Exchange Traded Funds (53%)
438	iShares MSCI EMU Index Fund	50
815	iShares MSCI Pacific ex-Japan Index Fund (b)	119
8,153	iShares MSCI United Kingdom Index Fund	200
535	SPDR DJ Wilshire International Real Estate ETF	33
1,543	SPDR Russell/Nomura PRIME Japan ETF	87
551	Vanguard Emerging Markets ETF	52
2,779	Vanguard Growth ETF	170
1,395	Vanguard Small-Cap Growth ETF	99
1,158	Vanguard Small-Cap Value ETF	80

		890

Investment Companies (47%)
1,879	MetzlerPayden European Emerging Markets Fund	70
4,473	Paydenfunds Core Bond Fund *	44
7,425	Paydenfunds GNMA Fund *	71
25,864	Paydenfunds U.S. Growth Leaders Fund * (b)	254
26,019	Paydenfunds Value Leaders Fund *	349
6,322	Cash Reserves Money Market Fund *	6

		794

Total (Cost $1,755) (a) (100%)		1,684

Other Assets, net of Liabilities (0%)		5

Net Assets (100%)		$1,689

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1
Unrealized depreciation	(72)

Net unrealized depreciation	$(71)

(b)	Non-income producing security.

Notes to Financial Statements
July 31, 2007
1. Organization and Related Matters
The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Core Bond, Opportunity Bond, High Income, Tax Exempt Bond, California Municipal Income, Value Leaders, Market Return, U.S. Growth Leaders, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds (the “Paydenfunds”) and the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+ (the “Longevity Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value.
Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities Valuation
Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.
Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price or if circumstances warrant pursuant to the fair value procedures described below. Under normal circumstances securities traded only on the over-the-counter market are valued at the latest bid price, or if circumstances warrant pursuant to the fair value procedures described below.
Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Investment Transactions and Related income
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.
Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.
Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
Options Transactions
Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.
When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized, If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
Futures Contracts
The Funds (except the Cash Reserves Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.
The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.
The Value Leaders, Market Return, U.S. Growth Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.
Swap Contracts
The Short Bond, Core Bond, Opportunity Bond, High Income, Market Return, Global Fixed Income and Emerging Markets Bond Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay or (receive) from the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received (paid) by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation, moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

	Annuity Premium
Security	Receive(Pay)	Counterparty

Advanced Micro Devices Inc., 7.75% 11/1/12	0.99%	JP Morgan
AES Corp., 7.75%, 3/1/14	1.80%	Citigroup
AK Steel Co., 7.75%, 6/15/12	1.25%	CSFB
AK Steel Co., 7.75%, 6/15/12	0.98%	JP Morgan
Allied Waste NA Inc., 7.375%, 4/15/14	1.05%	JP Morgan
Argentina, 8.28%, 12/31/33	1.85%	Citigroup
Argentina, 8.28%, 12/31/33	2.07%	Citigroup
Argentina, 8.28%, 12/31/33	(2.89%)	Citigroup
Argentina, 8.28%, 12/31/33	(3.13%)	Citigroup
Avis Budget Car Rental, 7.625%, 5/15/14	1.10%	JP Morgan
Bombardier lnc., 6.75%, 5/l/12	1.20%	CSFB
Bombardier lnc., 6.75%, 5/l/12	1.00%	CSFB
Brazilian Government, 12.25%, 3/6/30	(1.69%)	Citigroup
Brazilian Government, 12.25%, 3/6/30	1.05%	Citigroup
Brazilian Government, 12.25%, 3/6/30	1.23%	CSFB
Brazilian Government, 12.25%, 3/6/30	1.49%	CSFB
Colombian Government, 10.375% 1/28/33	1.40%	JP Morgan
Colombian Government, 10.375% 1/28/33	1.64%	CSFB
Cooper Tire, 8%, 12/15/19	2.40%	JP Morgan
Freescale Semiconductor Inc., 7.125%, 7/15/14	0.91%	CSFB
Freescale Semiconductor Inc., 7.125%, 7/15/14	1.50%	JP Morgan
Gazprom, 7.8%, 9/27/10	1.05%	CSFB
Indonesian Government, 6.75%, 3/10/14	1.08%	CSFB
Indonesian Government, 6.75%, 3/10/14	(2.04%)	CSFB
INEOS Group Hlds. Plc, 7.875% 2/15/16	1.05%	CSFB
INEOS Group Hlds. Plc, 7.875% 2/15/16	1.35%	CSFB
INEOS Group Hlds. Plc, 7.875% 2/15/16	1.10%	JP Morgan
Interpublic Group of Cos Inc., 6.25%, 11/15/14	1.37%	CSFB
Interpublic Group of Cos Inc., 5.4%, 11/15/09	1.96%	CSFB
KB Homes, 7.75%, 2/1/10	0.94%	CSFB
Lear Corp., 5.75%, 8/1/14	1.85%	CSFB
Lyondell Chemical Co., 10.50%, 6/1/13	1.47%	Citigroup
Nortel Networks Corp., 4.25%, 9/1/08	1.63%	CSFB
Nortel Networks Corp., 4.25%, 9/1/08	1.05%	CSFB
NXP Funding, 8.625%, 10/15/15	1.30%	CSFB
NXP Funding, 9.5%, 10/15/15	1.72%	JP Morgan
Peruvian Government, 8.75%, 11/21/33	(0.39%)	CSFB
Peruvian Government, 8.75%, 11/21/33	0.86%	CSFB
Philippine Government, 10.625%, 3/16/25	(0.48%)	CSFB
Philippine Government, 10.625%, 3/16/25	1.09%	SCFB
Philippine Government, 10.625%, 3/16/25	1.90%	JP Morgan
PolyOne Corp., 8.875% 5/1/12	1.25%	CSFB
PolyOne Corp., 8.875% 5/1/12	0.98%	JP Morgan
Quebecor World, 6.125%, 11/15/13	1.50%	CSFB
Reliant Energy Inc., 6.75%, 12/15/14	1.00%	CSFB
Republic of Kazakhstan	(0.71%)	Citigroup
Republic of Turkey, 11.875%, 1/15/30	1.66%	CSFB
Republic of Turkey, 11.875%, 1/15/30	(0.70%)	CSFB
Republic of Turkey, 11.875%, 1/15/30	1.74%	CSFB
Republic of Turkey, 8%, 2/14/34	(2.11%)	Citigroup
Republic of Venezuela, 9.25%, 9/15/27	1.47%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	(0.80%)	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	(0.60%)	JP Morgan
Rite Aid Corp., 7.7%, 2/15/27	2.62%	JP Morgan
Russian Federation, 7.75%, 3/31/30	0.65%	Goldman Sachs
Russian Federation, 7.75%, 3/31/30	0.75%	Citigroup
Unisys Corp., 8%, 10/15/12	1.55%	JP Morgan
Unisys Corp., 6.875%, 3/15/10	1.60%	JP Morgan
Unisys Corp., 8.5%, 10/15/15	1.09%	CSFB
United Rentals Inc., 7.75%, 11/15/13	1.30%	JP Morgan
Venezuelan Government, 5.375%, 8/7/10	1.48%	JP Morgan
Venezuelan Government, 9.25%, 9/15/27	(0.85%)	JP Morgan
Venezuelan Government, 9.25%, 9/15/27	1.65%	JP Morgan

The Opportunity Bond, Market Return, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds have entered into total return credit swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty

Brazil Government, 10%, 1/1/14	5.37%	JP Morgan
Egypt T-bill, 0%, 7/15/08	5.67%	CSFB
Indonesian Government, 10.25%, 7/15/22	5.39%	JP Morgan
Indonesian Government, 10.25%, 7/15/22	5.38%	CSFB
Russian Agricultural Bank, 7.85%, 2/16/11	7.85%	CSFB
The Limited Maturity, Market Return, Global Fixed Income and Emerging Market Bond Funds have entered into interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Receives	Fund Pays	Counterparty

6M JPY Libor	1.51%	JP Morgan
6M JPY Libor	1.68%	UBS Warburg
5.50%	3M US Libor	CSFB
1M MXN Libor	7.91%	CSFB
8.05%	1M MXN Libor	CSFB
Forward Currency Contracts
The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.
TBA Sale Commitments
Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.
Collateral
Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) the Longevity Funds, which are declared and paid annually, (ii) Value Leaders and U.S. Growth Leaders Funds, which are declared and paid semi-annually, and (iii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Federal Income Taxes
It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.
Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.
3. Related Party Transactions
Payden & Rygel (the ‘Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Between	Between	Between			Voluntary
	0 – 500	0.5 – 1	1 – 2	Over 2	Expense	Expense
	Million	Billion	Billion	Billion	Guarantee	Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	N/A
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	N/A
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	N/A
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	N/A
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	N/A
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	N/A
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	N/A
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
For each Longevity Fund the advisor receives a fee of 0.10% with respect to the portion of the assets of each Fund for which it has day-to-day investment management responsibility. The sub-advisor, Wilshire Associates, is paid a fee of 0.15% on the daily net assets of each Fund.
Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2007 (exclusive of interest and taxes). For each Longevity Fund Payden & Rygel has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.40%.
Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).
Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.
Under a distribution agreement with the Paydenfunds, Payden & Rygel Distributors is not entitled to receive any fees from the Paydenfunds. The Longevity Funds have adopted a plan pursuant to SEC Rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Longevity Funds at an annualized rate of 0.25%.
The Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than 30 days. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.
Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.
(Registrant) The Payden and Rygel Investment
                 Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/26/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Date 9/26/07

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial
Officer

Date 9/26/07